UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number	811-07527

Turner Funds
(Exact name of registrant as specified in charter)

1000 Chesterbrook Boulevard, 1st Floor Berwyn, PA			19312
(Address of principal executive offices)			(Zip code)

James C. Munsell Sidley Austin LLP 787 Seventh Avenue New York, NY 10019
(Name and address of agent for service)

Registrant’s telephone number, including area code:		1-800-224-6312

Date of fiscal year end:	September 30

Date of reporting period:	September 30, 2016

Item 1. Reports to Stockholders.

Annual Report

September 30, 2016

Long/short equity funds

Turner Medical Sciences Long/Short Fund

Turner Titan Long/Short Fund

U.S. growth equity funds

Turner SMID Cap Growth Opportunities Fund

Turner Midcap Growth Fund

Turner Small Cap Growth Fund

Contents

2	Letter to shareholders
4	Investment review:
Turner Medical Sciences Long/Short Fund
5	Investment review: Turner Titan Long/Short Fund
6	Investment review: Turner SMID Cap Growth Opportunities Fund
7	Investment review: Turner Midcap Growth Fund
8	Investment review: Turner Small Cap Growth Fund
9	Schedules of investments
22	Financial statements
34	Notes to financial statements
42	Report of independent registered public accounting firm
43	Notice to shareholders
44	Disclosure of fund expenses
45	Trustees and officers of the Trust

Turner Funds

As of September 30, 2016, the Turner Funds offered a series of five mutual funds to individual and institutional investors. The minimum initial investment for Institutional Class Shares in a Turner Fund is $250,000 (except for $100,000 for the Turner Medical Sciences Long/Short Fund and the Turner Titan Long/Short Fund) for regular accounts and $100,000 for individual retirement accounts. The minimum initial investment for Investor Class Shares, Retirement Class Shares and Class C Shares is $2,500 for regular accounts and $2,000 for individual retirement accounts.

Turner Investments LLC, based in Berwyn, Pennsylvania, serves as the investment adviser for the Turner Funds. Turner Investments LLC, founded in 1990, manages more than $325 million in equity investments as of September 30, 2016.

Shareholder services

Turner Funds shareholders receive annual and semiannual reports, quarterly account statements, and a quarterly newsletter. Shareholders who have questions about their accounts may call a toll-free telephone number, 1.800.224.6312, may visit our website, www.turnerinvestments.com, or may write to Turner Funds, P.O. Box 219805, Kansas City, Missouri 64121-9805.

TURNER FUNDS 2016 ANNUAL REPORT 1

LETTER TO SHAREHOLDERS (Unaudited)

To our shareholders

The past year has been especially difficult and disappointing for active investment managers on two fronts and we will discuss the changes we are making later in this letter. First, the quantitative easing and negative to zero interest rates implemented by the Federal Reserve, European Central Bank (ECB) and Bank of Japan (BOJ) have accomplished the intended consequence of pushing investors out on the risk and valuation spectrum. With each institution spending $80 Billion per month to purchase government bonds, corporate bonds and in some cases equities, most asset classes have appreciated in price with disregard to valuation and quality. Second, the backdrop of excess liquidity to combat aging demographics and slowing economies has triggered the largest migration of assets from traditional active managers to passive mutual funds and exchange traded funds.

We fully anticipate market volatility and swings in sentiment and expectations to continue to create opportunities for disciplined investors. The 35 year decline in long term interest rates, from 15% in 1981 to 1.36% early in the third quarter is likely nearing its end. Since 2009, the coordinated efforts of central banks have supported global equity and fixed income markets and led to an extended period of low volatility. Investors weighed slowing earnings growth, increasing budget deficits and future interest rate hikes throughout 2015.

The multi-year bull market was greeted in early 2016 with renewed fears about China's economy and uncertainty about global growth and geopolitics. As a result, the price of a barrel of oil dropped under $30 for the first time since 2003, Puerto Rico's economy teetered on the verge of collapse and the Japanese 10 year bond traded with a negative interest rate for the first time ever. As fear grew, the Federal Reserve reevaluated its intentions to raise short-term interest rates multiple times in 2016 and the Bank of Japan lowered its interest rates in response to slowing growth expectations.

Fears of a global recession drove the Russell 2000 Index of small company stocks down 25.7% from its June 2015 high, the worst move since 2011.

Equities steadily recovered during the second quarter driven by a stabilization in the expectations of economic growth and corporate earnings. In late June, the U.K.'s historic vote to leave the European Union surprised the markets and brought a rapid and painful response from worldwide bourses. Post Brexit, the markets readjusted expectations to factor in slower growth and a Central Bank "lower for longer" mantra. The German 10 year Bund dropped below 0.0% for the first time ever and total government security debt with a negative yield surpassed $10 trillion worldwide. The Fed Funds Futures started to price in a 23% chance of a rate CUT by September, and the United States 10 year dropped to its lowest yield since 1953.

Within two weeks of the Brexit vote, the U.S. dollar rallied, European markets arrested their decline and all three major US stock market averages closed at record highs for the first time since 1999. Expectations completely shifted from deflation avoidance to inflation stoking putting into question the credibility and long-term consequences of the negative interest rate experiment.

Turner Investments is committed to active management and is proactively enhancing our investment processes, portfolio construction and risk management controls through additional investment professionals and technology. We made several recent announcements regarding the merger with Veracen LP, which enhances our technology and investment management teams and announcement of Dr. Stefania Perrucci, PhD, to manage our global credit strategies. Recently, we filed a proxy, adding a new slate of independent trustees for the Turner Funds and appreciate the valued service of our former trustees. In addition, we announced a reduction in our fee schedules which should take effect the end of the year and plan the introduction of many new global credit and equity products.

Our continued focus will be on a disciplined investment process with an emphasis on momentum, value, quality, profitability, sentiment, and management with the goal of creating more predictable outcomes and attractive risk-adjusted returns for client investors. Risk management will be thoughtfully applied to protect portfolios and generate returns. With our enhanced investment process and technology, we plan on taking a leading role in redefining active management and offering clients the types of products they need to achieve their investment goals in an ever-changing world.

2 TURNER FUNDS 2016 ANNUAL REPORT

September 30, 2016

We sincerely appreciate your support and look forward to sharing with you our developments over the coming months and years.

Sincerely,

Bob Turner

Chairman, Chief Investment Officer and Chief Executive Officer
Turner Investments
President and Trustee
Turner Funds

Past performance is no guarantee of future results. The views expressed are those of Turner Investments as of September 30, 2016, and are not intended as a forecast or investment recommendations. The indexes mentioned are not available for investment.

Bob Turner

TURNER FUNDS 2016 ANNUAL REPORT 3

INVESTMENT REVIEW (Unaudited)

Turner Medical Sciences Long/Short Fund

Fund profile

September 30, 2016

■  Ticker symbol TMSFX

  Investor Class Shares

■  CUSIP #900297557

  Investor Class Shares

■  Top five holdings1

  (1) GlaxoSmithKline ADR

  (2) Merck

  (3) Pfizer

  (4) Aratana Therapeutics

  (5) Abbott Laboratories

■  % in five largest holdings 22.9%1,2

■  Number of holdings 771

■  Net assets $27.15 million, Investor Class Shares

Growth of a $10,000 investment in the
Investor Class Shares:
February 7, 2011-September 30, 20163,4

Average annual total returns (Periods ended September 30, 2016)[3]	One year	Three years	Five years	Since inception[4]
Institutional Class Shares[5]	-8.19%	7.17%	6.54%	6.41%
Investor Class Shares[5]	-8.43%	6.91%	6.29%	6.18%
Class C Shares[5]	-9.13%	6.09%	5.47%	5.38%
S&P 500 Health Care Index[6]	10.71%	14.36%	20.02%	17.54%
Bloomberg Barclays U.S. Aggregate Bond Index[7]	5.19%	4.03%	3.08%	4.62%
Lipper Long/Short Equity Funds Average[8]	2.60%	2.54%	6.00%	3.67%

Expense Ratio†	Gross expense ratio	Net expense ratio††
Institutional Class Shares	3.40%	3.21%
Investor Class Shares	3.65%	3.46%
Class C Shares	4.40%	4.21%

Sector weightings2:

For the 12-month period ended September 30, 2016, the Turner Medical Sciences Long/Short Fund generated a negative return. During the reporting period, the Fund underperformed the S&P 500 Health Care Index, Bloomberg Barclays U.S. Aggregate Bond Index and the Lipper Long/Short Equity Funds Average. The Fund focuses on investment opportunities within the health care sector using a long/short growth strategy to capture alpha, reduce volatility, and preserve capital in declining markets.

Over this reporting period, top contributors to the Fund were long and short positions within the specialty Pharma and Biotechnology industries. Over the same period, detractors to performance were long and short positions that also came from the specialty pharma and biotechnology industry groups.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Medical Sciences Long/Short Fund was February 7, 2011.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The S&P 500 Health Care Index is an unmanaged index which includes the stocks in the health-care sector of the S&P 500 Index.

7  The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

8  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

††  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2017.

The Turner Medical Sciences Long/Short Fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The fund is subject to the risks associated with health care-related companies. Many health care-related companies are smaller and less seasoned than companies in other sectors. Health care-related companies may also be strongly affected by scientific or technological developments and their products may quickly become obsolete. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

4 TURNER FUNDS 2016 ANNUAL REPORT

INVESTMENT REVIEW (Unaudited)

Turner Titan Long/Short Fund

Fund profile

September 30, 2016

■  Ticker symbol TSPEX

  Institutional Class Shares

■  CUSIP #900297664

  Institutional Class Shares

■  Top five holdings1

  (1) Kinross Gold

  (2) AngloGold Ashanti ADR

  (3) Summit Materials, Cl A

  (4) Antero Resources

  (5) Achillion Pharmaceuticals

■  % in five largest holdings 23.1%1,2

■  Number of holdings 761

■  Net assets $21.20 million, Institutional Class Shares

Growth of a $100,000 investment in the
Institutional Class Shares:
May 7, 2009-September 30, 20163,4

Average annual total returns (Periods ended September 30, 2016)[3]	One year	Three years	Five years	Since inception
Institutional Class Shares[5]	-1.58%	1.67%	1.82%	3.19%[4]
Investor Class Shares[5]	-1.84%	1.39%	1.55%	2.92%[4]
Class C Shares[5]	-2.55%	0.66%	0.82%	2.32%[6]
S&P 500 Index[7]	15.43%	11.16%	16.37%	14.91%[4]
Bloomberg Barclays U.S. Aggregate Bond Index[8]	5.19%	4.03%	3.08%	4.57%[4]
Lipper Long/Short Equity Funds Average[9]	2.60%	2.54%	6.00%	6.24%[4]

Expense Ratio†	Gross expense ratio	Net expense ratio††
Institutional Class Shares	3.39%	3.07%
Investor Class Shares	3.64%	3.32%
Class C Shares	4.39%	4.07%

Sector weightings2:

For the 12-month period ended September 30, 2016, the Turner Titan Long/Short Fund generated a negative absolute return. The Fund trailed the S&P 500 Index as well as the Lipper Long/Short Equity Fund Average and Bloomberg Barclays U.S. Aggregate Bond Index. The Turner Titan Long/Short Fund invests in stocks of companies with primarily large capitalization ranges across all major industry sectors using a long/short strategy in seeking to capture alpha, reduce volatility, and preserve capital in declining markets.

During the reporting period, most sectors contributed to performance. The top contributors to performance were Consumer discretionary, Energy, Consumer staples and Materials. Producer durables was a detractor, but the primary negative attribution was attributable to broad based market shorts for the 12-month period ended September 30, 2016.

1  Cash equivalent is not being considered a holding for the top five holdings, but is counted in the number of holdings. Top five holdings are based on long positions. The fund composition is subject to change.

2  Percentages based on total investments of long positions.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Class C Shares will differ due to differences in fees.

4  The inception date of the Turner Titan Long/Short Fund (Institutional Class Shares and Investor Class Shares) was May 7, 2009. Index returns are based on Institutional Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Titan Long/Short Fund (Class C Shares) was July 14, 2009.

7  The S&P 500 Index is a widely-recognized, market value-weighted (higher market value stocks have more influence than lower market value stocks) index of 500 stocks designed to mimic the overall equity market's industry weightings.

8  The Bloomberg Barclays U.S. Aggregate Bond Index represents an unmanaged diversified portfolio of fixed income securities, including U.S. Treasuries, investment-grade corporate bonds and mortgage-backed and asset-backed securities.

9  Lipper Long/Short Equity Funds Average represents the average annualized total return for all reporting funds in the Lipper Long/Short Equity Fund category.

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

††  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2017.

The Turner Titan Long/Short Fund may focus its investments from time to time on one or more economic sectors. To the extent that it does so, developments affecting companies in that sector or sectors will likely have a magnified effect on the fund's net asset value and total return. The fund is subject to the risks associated with selling securities short. A short sale involves a finite opportunity for appreciation, but a theoretically unlimited risk of loss. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

TURNER FUNDS 2016 ANNUAL REPORT 5

INVESTMENT REVIEW (Unaudited)

Turner SMID Cap Growth Opportunities Fund

Fund profile

September 30, 2016

■  Ticker symbol TMCGX

  Investor Class Shares

■  CUSIP #872524301

  Investor Class Shares

■  Top five holdings1

  (1) Hill-Rom Holdings

  (2) PRA Health Sciences

  (3) Ellie Mae

  (4) Coherent, Inc.

  (5) NuVasive

■  % in five largest holdings 15.9%1,2

■  Number of holdings 441

■  Net assets $41.00 million, Investor Class Shares

Growth of a $10,000 investment in the
Investor Class Shares:
September 30, 2006-September 30, 20163,4

Average annual total returns (Periods ended September 30, 2016)[3]	One year	Three years	Five years	Ten years	Since inception[6]
Institutional Class Shares[5]	-4.63%	0.51%	11.19%	—	14.04%[6]
Investor Class Shares[5]	-4.86%	0.26%	10.92%	6.03%	15.60%[4]
Russell 2000® Growth Index[7]	12.12%	6.58%	16.15%	8.29%	5.50%[4]

Expense Ratio†	Gross expense ratio	Net expense ratio††
Institutional Class Shares	1.59%	1.15%
Investor Class Shares	1.84%	1.40%

Sector weightings2:

For the 12-month period ended September 30, 2016, the Turner SMID Cap Opportunities Fund underperformed its benchmark, the Russell 2000® Growth Index.

The strongest returning sectors were Health care and Energy with those sectors outperforming their corresponding index sectors. The Consumer discretionary and Materials sectors were drags on the portfolio on relative and absolute returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional and Investor Class Shares will differ due to differences in fees.

4  The inception date of the Turner SMID Cap Growth Opportunistic Fund (Investor Class Shares) was February 27, 1998. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner SMID Cap Growth Opportunistic Fund (Institutional Class Shares) was February 1, 2009.

7  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

8  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

††  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2017.

Amounts designated as "—" are not applicable.

The Turner SMID Cap Growth Opportunistic Fund may buy and sell securities frequently as part of its investment strategy. The smaller capitalization companies the fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

6 TURNER FUNDS 2016 ANNUAL REPORT

INVESTMENT REVIEW (Unaudited)

Turner Midcap Growth Fund

Fund profile

September 30, 2016

■  Ticker symbol TMGFX

  Investor Class Shares

■  CUSIP #900297409

  Investor Class Shares

■  Top five holdings1

  (1) Cavium

  (2) NXP Semiconductors

  (3) CBS, Cl B

  (4) Lam Research

  (5) Monolithic Power Systems

■  % in five largest holdings 15.8%1,2

■  Number of holdings 401

■  Net assets $96.13 million, Investor Class Shares

Growth of a $10,000 investment in the
Investor Class Shares:
September 30, 2006-September 30, 20163,4

Average annual total returns (Periods ended September 30, 2016)[3]	One year	Three years	Five years	Ten years	Since inception
Institutional Class Shares[5]	0.22%	2.37%	9.25%	—	3.83%[6]
Investor Class Shares[5]	-0.04%	2.11%	8.98%	5.31%	9.17%[4]
Retirement Class Shares[5]	-0.35%	1.85%	8.72%	5.05%	6.43%[7]
Russell Midcap® Growth Index[8]	11.24%	8.90%	15.85%	8.51%	8.38%[4]

Expense Ratio†	Gross expense ratio	Net expense ratio††
Institutional Class Shares	1.33%	0.93%
Investor Class Shares	1.58%	1.18%
Retirement Class Shares	1.83%	1.43%

Sector weightings2:

For the 12-month period ended September 30, 2016, the Turner Midcap Growth Fund trailed the return of its benchmark, the Russell Midcap® Growth Index. The Consumer discretionary and Financial services sectors provided the greatest contribution to the fund's performance. In Consumer discretionary, solid stock performance in social media/advertising as well as select retail oriented names led to outperformance relative to the benchmark. Interest sensitive names such as banks and data processing companies performed well in the Financial services sector as Brexit fears weighed heavily on banks and money centers outside of the US.

The main detractors from performance were in the Health care and Technology sectors. Within these sectors, specialty Pharmaceuticals and Biotechnology had the greatest negative impact to returns as concerns around higher drug pricing came into focus during the political campaign season and weighed heavily on these industries. In Technology, results in the software as a service and telecom industries were the worst performers.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. Performance of the Institutional, Investor and Retirement Class Shares will differ due to differences in fees.

4  The inception date of the Turner Midcap Growth Fund (Investor Class Shares) was October 1, 1996. Index returns are based on Investor Class Shares inception date.

5  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

6  The inception date of the Turner Midcap Growth Fund (Institutional Class Shares) was June 16, 2008.

7  The inception date of the Turner Midcap Growth Fund (Retirement Class Shares) was September 24, 2001.

8  The Russell Midcap® Growth Index is a capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 800 smallest U.S. companies out of the 1,000 largest companies with higher growth rates and price-to-book ratios.

9  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

††  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2017.

Amounts designated as "—" are not applicable.

The Turner Midcap Growth Fund may buy and sell securities frequently as part of its investment strategy. The medium capitalization companies in which the fund invests may be more vulnerable to adverse business or economic events than larger, more established companies. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

TURNER FUNDS 2016 ANNUAL REPORT 7

INVESTMENT REVIEW (Unaudited)

Turner Small Cap Growth Fund

Fund profile

September 30, 2016

■  Ticker symbol TSCEX

■  CUSIP #900297300

  Investor Class Shares

■  Top five holdings1

  (1) Digimarc

  (2) Remark Media, Inc.

  (3) Senomyx

  (4) Coherent, Inc.

  (5) Electronics for Imaging

■  % in five largest holdings 17.8%1,2

■  Number of holdings 461

■  Net assets $36.33 million

Growth of a $10,000 investment in the
Investor Class Shares:
September 30, 2006-September 30, 20163

Average annual total returns (Periods ended September 30, 2016)[3]	One year	Three years	Five years	Ten years	Since inception[3]
Investor Class Shares[4]	6.47%	4.64%	14.65%	7.73%	10.92%
Russell 2000® Growth Index[5]	12.12%	6.58%	16.15%	8.29%	7.02%

Expense Ratio†	Gross expense ratio	Net expense ratio††
Investor Class Shares	1.83%	1.25%

Sector weightings2:

For the 12-month period ended September 30, 2016, the Turner Small Cap Growth Fund underperformed its benchmark, the Russell 2000® Growth Index.

The strongest returning sectors were Health care, Financials, and Energy with those sectors outperforming their corresponding index sectors. The Producer durables and Materials sectors were drags on the portfolio on relative and absolute returns.

1  Cash equivalent and short-term investment are not being considered a holding for the top five holdings, but are counted in the number of holdings. The fund composition is subject to change.

2  Percentages based on total investments.

3  These figures represent past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate, so an investor's shares, when redeemed, may be worth more or less than their original cost. The performance in the above graph and table does not reflect the deduction of taxes the shareholder will pay on fund distributions or the redemptions of fund shares. The inception date of the Turner Small Cap Growth Fund was February 7, 1994.

4  Fee waivers are in effect; if they had not been in effect, performance would have been lower.

5  The Russell 2000® Growth Index is a widely-recognized, capitalization-weighted (companies with larger market capitalizations have more influence than those with smaller market capitalizations) index of the 2,000 smallest U.S. companies out of the 3,000 largest U.S. companies with higher growth rates and price-to-book ratios.

6  Cash equivalent includes short-term investment held as collateral for securities lending activity. Please see Note 8 in Notes to Financial Statements for more detailed information.

†  These expense ratios are based on the most recent prospectus and may differ from those shown in the financial highlights.

††  Net expense ratio reflects contractual waivers of certain fees and/or expense reimbursements. Turner may discontinue this arrangement at any time after January 31, 2017.

The Turner Small Cap Growth Fund may buy and sell securities frequently as part of its investment strategy. The smaller capitalization companies the fund invests in may be more vulnerable to adverse business or economic events than larger, more established companies. The fund is subject to risks due to its foreign investments. The fund is also subject to taxable income and realized capital gains. Shareholder redemptions may force the fund to sell securities at an inappropriate time, also resulting in realized gains.

8 TURNER FUNDS 2016 ANNUAL REPORT

FINANCIAL STATEMENTS

Schedule of investments

Turner Medical Sciences Long/Short Fund

September 30, 2016

	Shares	Value (000)
Common stock—98.8%
Biotechnology—40.9%
Achillion Pharmaceuticals*^	171,540	$1,389
Alexion Pharmaceuticals*^	7,700	944
Alnylam Pharmaceuticals*^	6,760	458
BioMarin Pharmaceuticals*^	6,270	580
Cidara Therapeutics*^	27,451	314
Coherus Biosciences*^	48,310	1,294
Exact Sciences*^	58,890	1,094
Heron Therapeutics*^	45,390	782
Ionis Pharmaceuticals*^	41,140	1,507
Juno Therapeutics*^	26,670	800
Kite Pharma*^	13,730	767
Momenta Pharmaceuticals*^	77,287	903
Myriad Genetics*^	24,040	495
Oncomed Pharmaceuticals*^	52,160	596
Progenics Pharmaceuticals*^	177,206	1,122
Prothena*^	17,370	1,042
Raptor Pharmaceuticals*^	54,040	485
Retrophin*^	50,984	1,141
Tesaro*^	10,080	1,010
Trevena*^	136,300	920
Vascular Biogenics*	202,690	1,058
Total Biotechnology		18,701
Health care equipment & supplies—18.6%
Abbott Laboratories^	40,840	1,727
Boston Scientific*^	50,960	1,213
Cerus*	38,530	239
ConMed^	16,428	658
Edwards Lifesciences*^	12,630	1,523
Intuitive Surgical*^	2,290	1,660
Invivo Therapeutics Holdings*^	100,000	680
St. Jude Medical^	10,370	827
Total Health care equipment & supplies		8,527
Health care providers & services—2.7%
BioTelemetry*	33,708	626
Community Health Systems*	52,420	605
Total Health care providers & services		1,231
Life sciences tools & services—1.8%
Waters*^	5,190	823
Total Life sciences tools & services		823
	Shares	Value (000)
Pharmaceuticals—34.8%
Aratana Therapeutics*^	204,160	$1,911
Bristol-Myers Squibb^	8,760	472
Cardiome Pharma*^	150,000	471
Flamel Technologies ADR*^	68,058	844
GlaxoSmithKline ADR^	53,740	2,317
Horizon Pharma*^	19,340	351
Mallinckrodt*^	16,550	1,155
Merck^	36,830	2,299
Ocera Therapeutics*^	134,419	356
Paratek Pharmaceuticals*^	74,760	973
Pfizer^	66,600	2,256
SteadyMed (a)*^	242,500	868
Teligent*^	132,116	1,004
Teva Pharmaceutical Industries ADR	14,800	681
Total Pharmaceuticals		15,958
Total Common stock (Cost $38,512)**		45,240
Warrant—0.0%
Biotechnology—0.0%
NephroGenex (a)	65,000	—
Total Biotechnology		—
Total Warrant (Cost $—)		—
Cash equivalent—1.4%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.302%‡	624,702	625
Total Cash equivalent (Cost $625)**		625
Total Investments—100.2% (Cost $39,137)**		45,865
Segregated cash with brokers—79.6%		36,481
Securities sold short—(77.6)% (Proceeds $(37,370))**		(35,560)
Net Other assets (liabilities)—(2.2)%		(980)
Net Assets—100.0%		$45,806

TURNER FUNDS 2016 ANNUAL REPORT 9

FINANCIAL STATEMENTS

Schedule of investments

Turner Medical Sciences Long/Short Fund

Amounts designated as "—" have been rounded to $0.

  (a)  These securities have been deemed illiquid by the Adviser and represent 1.89% of Net Assets.

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

The accompanying notes are an integral part of the financial statements.

10 TURNER FUNDS 2016 ANNUAL REPORT

Schedule of securities sold short

Turner Medical Sciences Long/Short Fund

September 30, 2016

	Shares	Value (000)
Common stock—32.7%
Biotechnology—5.1%
AbbVie	13,350	$841
Intrexon	18,250	511
Regeneron Pharmaceuticals	1,280	515
United Therapeutics	4,010	474
Total Biotechnology		2,341
Food & staples retailing—1.6%
CVS Health	8,060	717
Total Food & staples retailing		717
Health care equipment & supplies—4.5%
Align Technology	4,060	381
Hologic	13,300	516
Stryker	6,560	763
Zimmer Biomet Holdings	2,950	384
Total Health care equipment & supplies		2,044
Health care providers & services—10.4%
Aetna	2,140	247
Anthem	2,910	365
Cardinal Health	11,410	887
HCA Holdings	11,020	833
Laboratory Corp. of America Holdings	8,280	1,139
LifePoint Health	9,620	570
Universal Health Services, Cl B	6,150	758
Total Health care providers & services		4,799
Health care technology—4.4%
athenahealth	4,110	518
Cerner	13,530	836
Medidata Solutions	11,710	653
Total Health care technology		2,007
	Shares	Value (000)
Life sciences tools & services—5.1%
BIO-Rad Laboratories, Cl A	2,320	$380
ICON	5,110	395
Illumina	2,000	363
Mettler-Toledo International	1,260	529
PerkinElmer	11,580	650
Total Life sciences tools & services		2,317
Pharmaceuticals—1.6%
Dr. Reddy's Laboratories ADR	15,930	739
Total Pharmaceuticals		739
Total Common stock (Proceeds $15,130)*		14,964
Exchange traded funds—44.9%
Health Care Select Sector SPDR Fund	82,860	5,975
iShares NASDAQ Biotechnology ETF	19,530	5,653
iShares Russell 2000 Growth ETF	31,520	3,915
SPDR S&P Biotech ETF	76,220	5,053
Total Exchange traded funds (Proceeds $22,240)*		20,596
Total Securities sold short—77.6% (Proceeds $37,370)*		$35,560

Percentages disclosed are based on total net assets of the Fund as of September 30, 2016.

  *  This number is listed in thousands.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 11

FINANCIAL STATEMENTS

Schedule of investments

Turner Titan Long/Short Fund

September 30, 2016

	Shares	Value (000)
Common stock—89.8%†
Consumer discretionary—4.8%
Amazon.com*^	940	$787
CBS, Cl B^	11,100	608
Total Consumer discretionary		1,395
Consumer staples—0.9%
Monster Beverage*	1,810	266
Total Consumer staples		266
Energy—20.7%
Antero Resources*^	44,770	1,207
Cimarex Energy	2,320	312
Continental Resources*	17,210	894
Devon Energy	3,360	148
Marathon Oil	72,070	1,139
Newfield Exploration*	26,030	1,131
Whiting Petroleum*	133,260	1,165
Total Energy		5,996
Financials—1.1%
Bank of the Ozarks^	8,260	317
Total Financials		317
Health care—14.8%
Abbott Laboratories^	5,100	216
Achillion Pharmaceuticals*^	145,730	1,181
Alexion Pharmaceuticals*^	1,700	208
Boston Scientific*^	12,340	294
Celgene*^	5,610	586
Merck^	5,830	364
Oncomed Pharmaceuticals*^	42,333	484
Prothena*^	6,140	368
Vascular Biogenics*^	109,819	573
Total Health care		4,274
Industrials—3.3%
Southwest Airlines^	24,790	964
Total Industrials		964
Information technology—13.6%
2U*^	10,660	408
Alphabet, Cl A*^	370	298
Broadcom^	1,780	307
Electronic Arts*^	7,810	667
	Shares	Value (000)
F5 Networks*^	2,400	$299
Monolithic Power Systems^	3,880	312
NXP Semiconductors*^	3,350	342
Salesforce.com*^	4,860	347
ServiceNow*^	3,930	311
Shopify, Cl A*^	7,360	316
Vantiv, Cl A*^	5,570	313
Total Information technology		3,920
Materials—29.4%
Albemarle^	3,340	286
AngloGold Ashanti ADR*^	86,100	1,371
Barrick Gold ADR^	63,600	1,127
Kinross Gold*^	335,740	1,413
Martin Marietta Materials	2,400	430
Newmont Mining^	21,590	848
Senomyx*	145,141	618
Summit Materials, Cl A*^	72,850	1,351
Trinseo SA^	5,150	291
Vulcan Materials	3,560	405
Yamana Gold	82,550	356
Total Materials		8,496
Real estate—1.2%
QTS Realty Trust, Cl A^	6,740	356
Total Real estate		356
Total Common stock (Cost $24,151)**		25,984
Exchange traded funds—5.9%
SPDR S&P Oil & Gas Exploration & Production ETF	15,510	597
VanEck Vectors Gold ETF—‡^	41,110	1,087
Total Exchange traded funds (Cost $1,697)**		1,684

12 TURNER FUNDS 2016 ANNUAL REPORT

Schedule of investments

Turner Titan Long/Short Fund

	Shares	Value (000)
Warrant—0.0%
Financials—0.0%
Atlas Mara (a)	472,160	$7
Total Financials		7
Total Warrant (Cost $92)**		7
Cash equivalent—1.9%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.302%‡	557,982	558
Total Cash equivalent (Cost $558)**		558
Total Investments—97.6% (Cost $26,498)**		28,233
Segregated cash with brokers—59.3%		17,172
Securities sold short—(59.2)% (Proceeds $(16,871))**		(17,116)
Net Other assets (liabilities)—2.3%		639
Net Assets—100.0%		$28,928

  (a)  These securities have been deemed illiquid by the Adviser and represent 0.02% of Net Assets.

  *  Non-income producing security.

  **  This number is listed in thousands.

  ^  All or a portion of the shares have been committed as collateral for open short positions.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 13

FINANCIAL STATEMENTS

Schedule of securities sold short

Turner Titan Long/Short Fund

September 30, 2016

	Shares	Value (000)
Common stock—49.9%
Consumer discretionary—11.1%
CarMax	13,230	$706
Carnival, Cl A	8,230	402
O'Reilly Automotive	1,290	361
Priceline Group	440	647
Tesla Motors	2,200	449
Tiffany	8,700	632
Total Consumer discretionary		3,197
Energy—1.1%
Frank's International	23,606	307
Total Energy		307
Financials—5.4%
American Express	5,590	358
Bank of America	27,320	428
State Street	11,330	788
Total Financials		1,574
Health care—1.3%
Express Scripts Holdings	5,210	367
Total Health care		367
Industrials—19.4%
AGCO	11,500	567
Applied Industrial Technologies	24,780	1,158
Deere	5,510	470
Heartland Express	34,720	656
J.B. Hunt Transport Services	5,330	432
MSC Industrial Direct, Cl A	6,919	508
PACCAR	10,080	593
Swift Transportation	56,640	1,217
Total Industrials		5,601
Information technology—9.3%
Cognizant Technology Solutions, Cl A	4,000	191
Intel	14,050	530
Oracle	15,750	619
Trimble Navigation	47,750	1,364
Total Information technology		2,704
	Shares	Value (000)
Materials—2.3%
Compass Minerals International	9,080	$669
Total Materials		669
Total Common stock (Proceeds $14,176)*		14,419
Exchange traded funds—9.3%
iShares Russell 1000 Growth ETF	4,150	432
iShares U.S. Technology ETF	4,440	528
SPDR S&P 500 ETF Trust	2,010	435
SPDR S&P Bank ETF	38,990	1,302
Total Exchange traded funds (Proceeds $2,695)*		2,697
Total Securities sold short—59.2% (Proceeds $16,871)*		$17,116

Percentages disclosed are based on total net assets of the Fund as of September 30, 2016.

  *  This number is listed in thousands.

Cl — Class

ETF — Exchange Traded Fund

SPDR — Standard & Poor's Depositary Receipt

The accompanying notes are an integral part of the financial statements.

14 TURNER FUNDS 2016 ANNUAL REPORT

Schedule of investments

Turner SMID Cap Growth Opportunities Fund

September 30, 2016

	Shares	Value (000)
Common stock—96.8%†
Consumer discretionary—11.8%
Burlington Stores*	17,000	$1,377
Dunkin' Brands Group	18,000	937
Jack In The Box	12,000	1,151
LKQ*	45,000	1,597
Thor Industries	12,000	1,016
Total Consumer discretionary		6,078
Consumer staples—2.1%
Blue Buffalo Pet Products*	45,000	1,069
Total Consumer staples		1,069
Energy—2.3%
Callon Petroleum*	75,000	1,178
Total Energy		1,178
Financials—2.3%
MSCI, Cl A	14,000	1,175
Total Financials		1,175
Health care—23.5%
ABIOMED*	10,000	1,286
Achillion Pharmaceuticals*	85,000	689
Bio-Techne	9,000	986
Dexcom*	12,000	1,052
Hill-Rom Holdings	32,000	1,982
Inogen*	22,000	1,318
NuVasive*	24,000	1,600
PRA Health Sciences*	30,000	1,695
WellCare Health Plans*	12,500	1,464
Total Health care		12,072
Industrials—1.6%
Nordson	8,000	797
Total Industrials		797
Information technology—45.5%
Arista Networks*	14,000	1,191
Broadridge Financial Solutions	17,000	1,152
Coherent, Inc.*	15,000	1,658
Digimarc*^	30,000	1,151
Electronics for Imaging*	32,000	1,565
Ellie Mae*	16,000	1,684
Gigamon*	20,000	1,096
	Shares	Value (000)
Grubhub*	22,000	$946
Inphi*	25,000	1,088
Lam Research	10,000	947
Lumentum Holdings*	27,000	1,128
Match Group*	70,000	1,245
Microchip Technology^	12,000	746
Monolithic Power Systems	16,000	1,288
Qualys*	25,000	955
RealPage*	38,000	977
Shopify, Cl A*	24,000	1,030
Splunk*	14,000	822
Take-Two Interactive Software*	18,000	811
Ubiquiti Networks*	22,000	1,177
Ultratech*	32,000	739
Total Information technology		23,396
Materials—3.6%
Ball	10,720	879
Senomyx*^	225,000	958
Total Materials		1,837
Real estate—1.5%
Physicians Realty Trust	35,000	754
Total Real estate		754
Telecommunication services—2.6%
Zayo Group Holdings*	45,000	1,336
Total Telecommunication services		1,336
Total Common stock (Cost $45,625)**		49,692
Cash equivalent—9.0%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.302%‡ (1)	4,623,443	4,623
Total Cash equivalent (Cost $4,623)**		4,623
Total Investments—105.8% (Cost $50,248)**		54,315
Net Other assets (liabilities)—(5.8)%		(2,962)
Net Assets—100.0%		$51,353

TURNER FUNDS 2016 ANNUAL REPORT 15

FINANCIAL STATEMENTS

Schedule of investments

Turner SMID Cap Growth Opportunities Fund

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2016 was $2,119**.

  ^  Security fully or partially on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $2,116**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

16 TURNER FUNDS 2016 ANNUAL REPORT

Schedule of investments

Turner Midcap Growth Fund

September 30, 2016

	Shares	Value (000)
Common stock—97.4%†
Consumer discretionary—21.6%
Aramark	92,360	$3,512
AutoZone*	3,380	2,597
CBS, Cl B	72,330	3,960
lululemon athletica*	25,260	1,540
Mohawk Industries*	11,490	2,302
Newell Rubbermaid	55,650	2,931
Ross Stores	48,110	3,093
Ulta Salon, Cosmetics & Fragrance*	7,980	1,899
Wynn Resorts^	26,240	2,556
Total Consumer discretionary		24,390
Consumer staples—7.4%
Casey's General Stores	13,000	1,562
Constellation Brands, Cl A	19,100	3,180
Monster Beverage*	24,410	3,584
Total Consumer staples		8,326
Energy—2.1%
Pioneer Natural Resources	12,560	2,332
Total Energy		2,332
Financials—3.1%
Intercontinental Exchange Group	12,990	3,499
Total Financials		3,499
Health care—17.8%
Achillion Pharmaceuticals*^	381,930	3,094
Alexion Pharmaceuticals*	18,180	2,228
Boston Scientific*	134,500	3,200
Edwards Lifesciences*	26,400	3,183
Intuitive Surgical*	3,500	2,537
Ligand Pharmaceuticals, Cl B*^	11,060	1,129
Neurocrine Biosciences*	38,800	1,965
Prothena*^	46,220	2,772
Total Health care		20,108
Industrials—5.1%
Acuity Brands	10,920	2,889
Fortune Brands Home & Security	49,120	2,854
Total Industrials		5,743
	Shares	Value (000)
Information technology—35.2%
Broadcom	20,570	$3,549
Cavium*^	78,544	4,570
Electronic Arts*	42,700	3,647
Facebook, Cl A*	17,500	2,245
Fiserv*	22,360	2,224
Lam Research	39,350	3,727
Maxim Integrated Products	48,730	1,946
Monolithic Power Systems	45,310	3,647
NXP Semiconductors*	41,770	4,261
Proofpoint*^	32,540	2,436
Salesforce.com*	32,000	2,283
Shopify, Cl A*^	78,880	3,386
Vantiv, Cl A*	31,230	1,757
Total Information technology		39,678
Materials—2.2%
PPG Industries	24,160	2,497
Total Materials		2,497
Telecommunication services—2.9%
Zayo Group Holdings*	109,400	3,250
Total Telecommunication services		3,250
Total Common stock (Cost $89,853)**		109,823
Cash equivalent—16.1%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.302%‡ (1)	18,174,470	18,174
Total Cash equivalent (Cost $18,174)**		18,174
Total Investments—113.5% (Cost $108,027)**		127,997
Net Other assets (liabilities)—(13.5)%		(15,267)
Net Assets—100.0%		$112,730

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2016 was $15,068**.

TURNER FUNDS 2016 ANNUAL REPORT 17

FINANCIAL STATEMENTS

Schedule of investments

Turner Midcap Growth Fund

  ^  Security fully or partially on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $14,921**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2016.

Cl — Class

The accompanying notes are an integral part of the financial statements.

18 TURNER FUNDS 2016 ANNUAL REPORT

Schedule of investments

Turner Small Cap Growth Fund

September 30, 2016

	Shares	Value (000)
Common stock—98.0%†
Consumer discretionary—8.4%
Duluth Holdings, Cl B*^	19,000	$504
Jack In The Box	6,000	576
Oxford Industries	6,000	406
Planet Fitness*	22,000	442
Restoration Hardware Holdings*	15,000	519
Thor Industries	7,000	592
Total Consumer discretionary		3,039
Energy—4.6%
Callon Petroleum*	55,000	863
US Silica Holdings	17,000	792
Total Energy		1,655
Financials—5.1%
BofI Holdings*	40,000	896
Legacytexas Financial Group	30,000	949
Total Financials		1,845
Health care—27.4%
ABIOMED*	5,000	643
Achillion Pharmaceuticals*^	80,000	648
Bio-Techne	7,000	767
Cerus*^	65,000	404
Genmark Diagnostics*	65,000	767
HealthEquity*^	23,000	871
Inogen*	11,000	659
Masimo*	14,000	833
Mazor Robotics ADR*	35,000	904
NuVasive*	12,500	833
Omnicell*	16,000	613
PRA Health Sciences*	14,000	791
Prothena*	9,000	540
Supernus Pharmaceuticals*	28,000	692
Total Health care		9,965
Industrials—2.2%
Mueller Water Products, Cl A	65,000	816
Total Industrials		816
Information technology—46.0%
Cavium*^	18,000	1,048
CEVA*	25,000	877
Coherent, Inc.*	11,000	1,216
	Shares	Value (000)
CUI Global, Inc. (a)*^	153,956	$898
Digimarc*^	57,000	2,185
Electronics for Imaging*	24,000	1,174
Ellie Mae*	10,000	1,053
Five9*	25,000	392
Gigamon*	14,000	767
Grubhub*	10,000	430
HubSpot*	12,000	691
Inphi*	14,000	609
Lumentum Holdings*	18,000	752
MA-Com Technology Solutions Holdings*	16,000	677
Qualys*	19,000	726
Remark Media, Inc. (a)*	386,000	1,752
Shopify, Cl A*	15,000	644
Take-Two Interactive Software*	10,000	451
Ultratech*	17,000	392
Total Information technology		16,734
Materials—4.3%
Senomyx*^	370,000	1,576
Total Materials		1,576
Total Common stock (Cost $30,173)**		35,630
Cash equivalent—24.3%
BlackRock Liquidity Funds TempCash Portfolio, Dollar Shares, 0.302%‡ (1)	8,819,603	8,820
Total Cash equivalent (Cost $8,820)**		8,820
Total Investments—122.3% (Cost $38,993)**		44,450
Net Other assets (liabilities)—(22.3)%		(8,119)
Net Assets—100.0%		$36,331

  (a)  These securities have been deemed illiquid by the Adviser and represent 7.29% of Net Assets.

  *  Non-income producing security.

  **  This number is listed in thousands.

  (1)  A portion of the Fund's position in this security was purchased with cash collateral received from securities lending. The total value of such security at September 30, 2016 was $8,017**.

TURNER FUNDS 2016 ANNUAL REPORT 19

FINANCIAL STATEMENTS

Schedule of investments

Turner Small Cap Growth Fund

  ^  Security fully or partially on loan at September 30, 2016. The total value of securities on loan at September 30, 2016 was $8,044**. Certain of these securities may have been sold prior to period end.

  †  More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

  ‡  Rate shown is the 7-day effective yield as of September 30, 2016.

ADR — American Depositary Receipt

Cl — Class

The accompanying notes are an integral part of the financial statements.

20 TURNER FUNDS 2016 ANNUAL REPORT

THIS PAGE WAS INTENTIONALLY LEFT BLANK

TURNER FUNDS 2016 ANNUAL REPORT 21

FINANCIAL STATEMENTS

Statements of assets and liabilities (000)

September 30, 2016

	Turner Medical Sciences Long/Short Fund	Turner Titan Long/Short Fund	Turner SMID Cap Growth Opportunities Fund
Assets:
Investment securities, at cost	$39,137	$26,498	$50,248
Investment securities, at value	$45,865	$28,233	$54,315
Deposits with brokers for securities sold short	36,481	17,172	—
Foreign currency, at value	—	3	—
Receivable for investment securities sold	4,827	1,883	3,113
Receivable for capital shares sold	123	—	1
Prepaid expenses	5	12	7
Receivable for dividend income	50	15	6
Receivable from investment adviser	—	—	—
Total assets	87,351	47,318	57,442
Liabilities:
Securities sold short, at proceeds	37,370	16,871	—
Securities sold short, at value	35,560	17,116	—
Foreign currency overdraft, at value	1	—	—
Payable for investment securities purchased	5,749	961	3,330
Obligation to return securities lending collateral	—	—	2,119
Payable for capital shares redeemed	82	194	551
Dividends payable on securities sold short (Note 2)	9	32	—
Payable due to investment adviser	71	40	10
Payable due to administrator	7	5	7
Payable due to shareholder servicing	14	3	18
Payable due to distributor	2	1	—
Payable due to transfer agent	9	8	11
Payable due to custodian	6	6	5
Payable due to compliance services	2	2	3
Other accrued expenses	33	22	35
Total liabilities	41,545	18,390	6,089
Net assets	$45,806	$28,928	$51,353
*Includes market value of securities on loan	$—	$—	$2,116
Net assets:
Portfolio capital	$59,603	$29,762	$58,164
Accumulated net investment loss	(1,574)	(628)	(431)
Accumulated net realized loss from investments, securities sold short and foreign currency transactions	(20,761)	(1,696)	(10,447)
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	8,538	1,490	4,067
Net assets	$45,806	$28,928	$51,353
Outstanding shares of beneficial interest — Institutional Class Shares (1)	1,203	2,438	615
Outstanding shares of beneficial interest — Investor Class Shares (1)	2,178	769	2,617
Outstanding shares of beneficial interest — Class C Shares (1)	289	153	—
Outstanding shares of beneficial interest — Retirement Class Shares (1)	—	—	—
Net assets — Institutional Class Shares	$15,212	$21,204	$10,345
Net assets — Investor Class Shares	$27,151	$6,511	$41,008
Net assets — Class C Shares	$3,443	$1,213	$—
Net assets — Retirement Class Shares	$—	$—	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$12.64 †	$8.69 †	$16.82
Net asset value, offering and redemption price per share — Investor Class Shares	$12.47	$8.47	$15.67
Net asset value, offering and redemption price per share — Class C Shares	$11.91	$7.93	$—
Net asset value, offering and redemption price per share — Retirement Class Shares	$—	$—	$—

22 TURNER FUNDS 2016 ANNUAL REPORT

	Turner Midcap Growth Fund	Turner Small Cap Growth Fund
Assets:
Investment securities, at cost	$108,027	$38,993
Investment securities, at value	$127,997	$44,450
Deposits with brokers for securities sold short	—	—
Foreign currency, at value	—	—
Receivable for investment securities sold	—	3,881
Receivable for capital shares sold	2	9
Prepaid expenses	11	6
Receivable for dividend income	48	28
Receivable from investment adviser	29	2
Total assets	128,087	48,376
Liabilities:
Securities sold short, at proceeds	—	—
Securities sold short, at value	—	—
Foreign currency overdraft, at value	—	—
Payable for investment securities purchased	—	2,005
Obligation to return securities lending collateral	15,068	8,017
Payable for capital shares redeemed	95	1,966
Dividends payable on securities sold short (Note 2)	—	—
Payable due to investment adviser	—	—
Payable due to administrator	28	5
Payable due to shareholder servicing	42	16
Payable due to distributor	—	—
Payable due to transfer agent	28	6
Payable due to custodian	4	4
Payable due to compliance services	7	2
Other accrued expenses	85	24
Total liabilities	15,357	12,045
Net assets	$112,730	$36,331
*Includes market value of securities on loan	$14,921	$8,044
Net assets:
Portfolio capital	$104,374	$31,795
Accumulated net investment loss	(384)	(74)
Accumulated net realized loss from investments, securities sold short and foreign currency transactions	(11,230)	(847)
Net unrealized appreciation on investments, securities sold short, foreign currencies and translation of other assets and liabilities denominated in foreign currencies	19,970	5,457
Net assets	$112,730	$36,331
Outstanding shares of beneficial interest — Institutional Class Shares (1)	871	—
Outstanding shares of beneficial interest — Investor Class Shares (1)	5,408	2,685
Outstanding shares of beneficial interest — Class C Shares (1)	—	—
Outstanding shares of beneficial interest — Retirement Class Shares (1)	25	—
Net assets — Institutional Class Shares	$16,205	$—
Net assets — Investor Class Shares	$96,130	$36,331
Net assets — Class C Shares	$—	$—
Net assets — Retirement Class Shares	$395	$—
Net asset value, offering and redemption price per share — Institutional Class Shares	$18.61	$—
Net asset value, offering and redemption price per share — Investor Class Shares	$17.78	$13.53
Net asset value, offering and redemption price per share — Class C Shares	$—	$—
Net asset value, offering and redemption price per share — Retirement Class Shares	$15.71 †	$—

(1)  Unlimited authorization — par value $0.00001.

†  Differences in net asset value recalculation and net asset value stated are caused by rounding.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 23

FINANCIAL STATEMENTS

Statements of operations (000)

	Turner Medical Sciences Long/Short Fund	Turner Titan Long/Short Fund	Turner SMID Cap Growth Opportunities Fund
	year ended 9/30/16	year ended 9/30/16	year ended 9/30/16
Investment income:
Dividend	$709	$508	$262
Securities lending	—	—	238
Foreign taxes withheld	—	(1)	—
Total investment income	709	507	500
Expenses:
Investment advisory fees	1,383	658	675
Administration fees	138	66	101
Shareholder service fees (1)	147	36	137
Shareholder service fees (2)	12	3	—
Shareholder service fees (3)	—	—	—
Distribution fees (2)	36	10	—
Distribution fees (3)	—	—	—
Accounting agent fees	2	2	1
Dividend expense	405	285	—
Broker fees and charges on short sales	753	116	—
Custodian fees	33	29	24
Transfer agent fees	131	85	100
Registration fees	68	61	37
Professional fees	86	42	66
Trustees' fees	100	48	76
Compliance service fees	54	25	40
Insurance and other fees	90	47	68
Total expenses	3,438	1,513	1,325
Less:
Investment advisory fee waiver	(350)	(231)	(414)
Net expenses	3,088	1,282	911
Net investment loss	(2,379)	(775)	(411)
Net realized gain (loss) from securities sold	(23,032)	(256)	(6,283)
Net realized gain from securities sold short	7,237	63	—
Net change in unrealized appreciation on investments	16,217	1,935	2,420
Net change in unrealized (depreciation) on securities sold short	(12,162)	(2,140)	—
Net realized and unrealized gain (loss) from investments, options and foreign currencies	(11,740)	(398)	(3,863)
Net increase (decrease) in net assets resulting from operations	$(14,119)	$(1,173)	$(4,274)

24 TURNER FUNDS 2016 ANNUAL REPORT

	Turner Midcap Growth Fund	Turner Small Cap Growth Fund
	year ended 9/30/16	year ended 9/30/16
Investment income:
Dividend	$662	$84
Securities lending	237	312
Foreign taxes withheld	—	—
Total investment income	899	396
Expenses:
Investment advisory fees	1,013	443
Administration fees	203	66
Shareholder service fees (1)	277	111
Shareholder service fees (2)	—	—
Shareholder service fees (3)	6	—
Distribution fees (2)	—	—
Distribution fees (3)	6	—
Accounting agent fees	1	1
Dividend expense	—	—
Broker fees and charges on short sales	—	—
Custodian fees	23	23
Transfer agent fees	216	65
Registration fees	61	24
Professional fees	138	46
Trustees' fees	152	50
Compliance service fees	78	26
Insurance and other fees	135	47
Total expenses	2,309	902
Less:
Investment advisory fee waiver	(767)	(350)
Net expenses	1,542	552
Net investment loss	(643)	(156)
Net realized gain (loss) from securities sold	(6,069)	1,087
Net realized gain from securities sold short	—	—
Net change in unrealized appreciation on investments	5,384	696
Net change in unrealized (depreciation) on securities sold short	—	—
Net realized and unrealized gain (loss) from investments, options and foreign currencies	(685)	1,783
Net increase (decrease) in net assets resulting from operations	$(1,328)	$1,627

(1)  Attributable to Investor Class Shares only.

(2)  Attributable to Class C Shares only.

(3)  Attributable to Retirement Class Shares only.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 25

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Medical Sciences Long/Short Fund		Turner Titan Long/ Short Fund
	year ended 9/30/16	year ended 9/30/15	year ended 9/30/16	year ended 9/30/15
Investment activities:
Net investment loss	$(2,379)	$(1,904)	$(775)	$(1,227)
Net realized gain (loss) from securities sold and securities sold short	(15,795)	(221)	(193)	7,630
Net realized gain on foreign currency transactions	—	—	—	2
Net change in unrealized appreciation (depreciation) on investments and securities sold short	4,055	1,534	(205)	(9,128)
Net increase (decrease) in net assets resulting from operations	(14,119)	(591)	(1,173)	(2,723)
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(745)	(1,619)	(1,929)	(20,550)
Investor Class Shares	(1,619)	(454)	(1,621)	(2,460)
Class C Shares	(104)	(176)	(92)	(595)
Total dividends and distributions	(2,468)	(2,249)	(3,642)	(23,605)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	12,071	30,321	9,532	11,521
Proceeds from shares issued in lieu of cash distributions	570	1,163	1,502	14,739
Cost of shares redeemed	(32,961)	(18,381)	(21,651)	(89,272)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(20,320)	13,103	(10,617)	(63,012)
Investor Class Shares
Proceeds from shares issued	27,763	118,863	8,469	20,650
Proceeds from shares issued in lieu of cash distributions	1,605	400	1,595	2,346
Cost of shares redeemed	(82,307)	(31,830)	(26,876)	(10,096)
Net increase (decrease) in net assets from Investor Class Shares transactions	(52,939)	87,433	(16,812)	12,900
Class C Shares
Proceeds from shares issued	1,390	3,409	71	38
Proceeds from shares issued in lieu of cash distributions	89	142	89	565
Cost of shares redeemed	(2,837)	(1,020)	(372)	(1,357)
Net increase (decrease) in net assets from Class C Shares transactions	(1,358)	2,531	(212)	(754)
Net increase (decrease) in net assets from capital share transactions	(74,617)	103,067	(27,641)	(50,866)
Total increase (decrease) in net assets	(91,204)	100,227	(32,456)	(77,194)
Net assets:
Beginning of year	137,010	36,783	61,384	138,578
End of year	$45,806	$137,010	$28,928	$61,384
Undistributed net investment income (accumulated net investment loss)	$(1,574)	$(1,688)	$(628)	$(825)
Shares issued and redeemed:
Institutional Class Shares
Issued	906	2,117	1,074	1,216
Issued in lieu of cash distributions	43	103	169	1,694
Redeemed	(2,639)	(1,418)	(2,451)	(9,308)
Net increase (decrease) in Institutional Class Shares	(1,690)	802	(1,208)	(6,398)
Investor Class Shares
Issued	2,083	8,356	961	2,209
Issued in lieu of cash distributions	122	36	183	275
Redeemed	(6,587)	(2,284)	(3,172)	(1,014)
Net increase (decrease) in Investor Class Shares	(4,382)	6,108	(2,028)	1,470
Class C Shares
Issued	110	245	8	4
Issued in lieu of cash distributions	7	13	11	70
Redeemed	(237)	(76)	(45)	(152)
Net increase (decrease) in Class C Shares	(120)	182	(26)	(78)
Net increase (decrease) in share transactions	(6,192)	7,092	(3,262)	(5,006)

26 TURNER FUNDS 2016 ANNUAL REPORT

	Turner SMID Cap Growth Opportunities
	year ended 9/30/16	year ended 9/30/15
Investment activities:
Net investment loss	$(411)	$(585)
Net realized gain (loss) from securities sold and securities sold short	(6,283)	33,794
Net realized gain on foreign currency transactions	—	—
Net change in unrealized appreciation (depreciation) on investments and securities sold short	2,420	(24,302)
Net increase (decrease) in net assets resulting from operations	(4,274)	8,907
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(6,644)	(8,970)
Investor Class Shares	(29,725)	(49,724)
Class C Shares	—	—
Total dividends and distributions	(36,369)	(58,694)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	1,171	1,684
Proceeds from shares issued in lieu of cash distributions	6,630	8,776
Cost of shares redeemed	(5,871)	(13,071)
Net increase (decrease) in net assets from Institutional Class Shares transactions	1,930	(2,611)
Investor Class Shares
Proceeds from shares issued	4,564	15,293
Proceeds from shares issued in lieu of cash distributions	27,432	46,308
Cost of shares redeemed	(29,432)	(64,473)
Net increase (decrease) in net assets from Investor Class Shares transactions	2,564	(2,872)
Class C Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets from Class C Shares transactions	—	—
Net increase (decrease) in net assets from capital share transactions	4,494	(5,483)
Total increase (decrease) in net assets	(36,149)	(55,270)
Net assets:
Beginning of year	87,502	142,772
End of year	$51,353	$87,502
Undistributed net investment income (accumulated net investment loss)	$(431)	$(577)
Shares issued and redeemed:
Institutional Class Shares
Issued	58	48
Issued in lieu of cash distributions	377	295
Redeemed	(326)	(310)
Net increase (decrease) in Institutional Class Shares	109	33
Investor Class Shares
Issued	279	474
Issued in lieu of cash distributions	1,670	1,615
Redeemed	(1,713)	(1,882)
Net increase (decrease) in Investor Class Shares	236	207
Class C Shares
Issued	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Class C Shares	—	—
Net increase (decrease) in share transactions	345	240

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 27

FINANCIAL STATEMENTS

Statements of changes in net assets (000)

	Turner Midcap Growth Fund
	year ended 9/30/16	year ended 9/30/15
Investment activities:
Net investment loss	$(643)	$(1,307)
Net realized gain (loss) from securities sold	(6,069)	31,791
Net change in unrealized appreciation (depreciation) on investment transactions	5,384	(36,114)
Net increase (decrease) in net assets resulting from operations	(1,328)	(5,630)
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	(4,537)	(15,809)
Investor Class Shares	(18,204)	(76,404)
Retirement Class Shares	(424)	(2,077)
Total dividends and distributions	(23,165)	(94,290)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	760	9,565
Proceeds from Fund acquisition (Note 10)	—	14,971
Proceeds from shares issued in lieu of cash distributions	4,273	13,702
Cost of shares redeemed	(19,487)	(31,244)
Net increase (decrease) in net assets from Institutional Class Shares transactions	(14,454)	6,994
Investor Class Shares
Proceeds from shares issued	4,704	15,410
Proceeds from Fund acquisition (Note 10)	—	14,263
Proceeds from shares issued in lieu of cash distributions	17,080	72,044
Cost of shares redeemed	(40,199)	(75,850)
Net increase (decrease) in net assets from Investor Class Shares transactions	(18,415)	25,867
Retirement Class Shares
Proceeds from shares issued	186	545
Proceeds from shares issued in lieu of cash distributions	424	2,077
Cost of shares redeemed	(2,505)	(2,477)
Net increase (decrease) in net assets from Retirement Class Shares transactions	(1,895)	145
Net increase (decrease) in net assets from capital share transactions	(34,764)	33,006
Total increase (decrease) in net assets	(59,257)	(66,914)
Net assets:
Beginning of year	171,987	238,901
End of year	$112,730	$171,987
Accumulated net investment income (loss)	$(384)	$(1,010)
Shares issued and redeemed:
Institutional Class Shares
Issued	42	361
Shares from Fund acquisition (Note 10)	—	646
Issued in lieu of cash distributions	227	603
Redeemed	(1,059)	(1,148)
Net increase (decrease) in Institutional Class Shares	(790)	462
Investor Class Shares
Issued	268	627
Shares from Fund acquisition (Note 10)	—	638
Issued in lieu of cash distributions	948	3,286
Redeemed	(2,256)	(3,077)
Net increase (decrease) in Investor Class Shares	(1,040)	1,474
Retirement Class Shares
Issued	12	22
Issued in lieu of cash distributions	26	104
Redeemed	(160)	(110)
Net increase (decrease) in Retirement Class Shares	(122)	16
Net increase (decrease) in share transactions	(1,952)	1,952

28 TURNER FUNDS 2016 ANNUAL REPORT

	Turner Small Cap Growth Fund
	year ended 9/30/16	year ended 9/30/15
Investment activities:
Net investment loss	$(156)	$(593)
Net realized gain (loss) from securities sold	1,087	18,782
Net change in unrealized appreciation (depreciation) on investment transactions	696	(15,758)
Net increase (decrease) in net assets resulting from operations	1,627	2,431
Dividends and distributions to shareholders:
Realized capital gains:
Institutional Class Shares	—	—
Investor Class Shares	(14,893)	(46,207)
Retirement Class Shares	—	—
Total dividends and distributions	(14,893)	(46,207)
Capital share transactions:
Institutional Class Shares
Proceeds from shares issued	—	—
Proceeds from Fund acquisition (Note 10)	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets from Institutional Class Shares transactions	—	—
Investor Class Shares
Proceeds from shares issued	5,054	41,326
Proceeds from Fund acquisition (Note 10)	—	—
Proceeds from shares issued in lieu of cash distributions	14,328	45,588
Cost of shares redeemed	(40,627)	(102,381)
Net increase (decrease) in net assets from Investor Class Shares transactions	(21,245)	(15,467)
Retirement Class Shares
Proceeds from shares issued	—	—
Proceeds from shares issued in lieu of cash distributions	—	—
Cost of shares redeemed	—	—
Net increase (decrease) in net assets from Retirement Class Shares transactions	—	—
Net increase (decrease) in net assets from capital share transactions	(21,245)	(15,467)
Total increase (decrease) in net assets	(34,511)	(59,243)
Net assets:
Beginning of year	70,842	130,085
End of year	$36,331	$70,842
Accumulated net investment income (loss)	$(74)	$(323)
Shares issued and redeemed:
Institutional Class Shares
Issued	—	—
Shares from Fund acquisition (Note 10)	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Institutional Class Shares	—	—
Investor Class Shares
Issued	373	1,956
Shares from Fund acquisition (Note 10)	—	—
Issued in lieu of cash distributions	1,155	2,694
Redeemed	(2,765)	(4,222)
Net increase (decrease) in Investor Class Shares	(1,237)	428
Retirement Class Shares
Issued	—	—
Issued in lieu of cash distributions	—	—
Redeemed	—	—
Net increase (decrease) in Retirement Class Shares	—	—
Net increase (decrease) in share transactions	(1,237)	428

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 29

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments		Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2016	$14.02	(0.31)	(0.83)		(1.14)	—	(0.24)	(0.24)
2015	$13.33	(0.35)	1.83		1.48	—	(0.79)	(0.79)
2014	$11.54	(0.18)	2.33		2.15	—	(0.36)	(0.36)
2013	$10.19	(0.13)	1.48		1.35	—	—	—
2012	$10.35	(0.15)	(0.01)		(0.16)	—	—	—
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2016	$13.87	(0.34)	(0.82)		(1.16)	—	(0.24)	(0.24)
2015	$13.23	(0.39)	1.82		1.43	—	(0.79)	(0.79)
2014	$11.48	(0.21)	2.32		2.11	—	(0.36)	(0.36)
2013	$10.16	(0.16)	1.48		1.32	—	—	—
2012	$10.34	(0.18)	—		(0.18)	—	—	—
Turner Medical Sciences Long/Short Fund — Class C Shares
2016	$13.36	(0.41)	(0.80)		(1.21)	—	(0.24)	(0.24)
2015	$12.87	(0.47)	1.75		1.28	—	(0.79)	(0.79)
2014	$11.26	(0.29)	2.26		1.97	—	(0.36)	(0.36)
2013	$10.04	(0.23)	1.45		1.22	—	—	—
2012	$10.30	(0.25)	(0.01)		(0.26)	—	—	—
Turner Titan Long/Short Fund — Institutional Class Shares
2016	$9.37	(0.15)	0.02	(6)	(0.13)	—	(0.55)	(0.55)
2015	$11.95	(0.18)	0.23	(6)	0.05	—	(2.63)	(2.63)
2014	$11.43	(0.14)	0.66		0.52	—	—	—
2013	$10.89	(0.07)	0.61		0.54	—	—	—
2012	$11.45	(0.13)	0.04		(0.09)	—	(0.47)	(0.47)
Turner Titan Long/Short Fund — Investor Class Shares
2016	$9.17	(0.17)	0.02	(6)	(0.15)	—	(0.55)	(0.55)
2015	$11.78	(0.20)	0.22	(6)	0.02	—	(2.63)	(2.63)
2014	$11.30	(0.17)	0.65		0.48	—	—	—
2013	$10.80	(0.09)	0.59		0.50	—	—	—
2012	$11.38	(0.16)	0.05		(0.11)	—	(0.47)	(0.47)
Turner Titan Long/Short Fund — Class C Shares
2016	$8.68	(0.22)	0.02	(6)	(0.20)	—	(0.55)	(0.55)
2015	$11.36	(0.26)	0.21	(6)	(0.05)	—	(2.63)	(2.63)
2014	$10.98	(0.25)	0.63		0.38	—	—	—
2013	$10.57	(0.17)	0.58		0.41	—	—	—
2012	$11.23	(0.24)	0.05		(0.19)	—	(0.47)	(0.47)

30 TURNER FUNDS 2016 ANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*†		Ratio of total expenses to average net assets†	Ratio of net investment income (loss) to average net assets*†	Portfolio turnover rate**
Turner Medical Sciences Long/Short Fund — Institutional Class Shares
2016	$12.64	(8.19)%	$15,212	3.15%		3.53%	(2.38)%	210%
2015	$14.02	12.60%	$40,568	2.90	% (2)	3.39%	(2.50)%	206%
2014	$13.33	19.08%	$27,884	1.93	% (3)	3.52%	(1.44)%	409%
2013	$11.54	13.25%	$16,742	1.98	% (4)	2.99%	(1.26)%	492%
2012	$10.19	(1.55)%	$37,117	1.87	% (5)	2.09%	(1.45)%	900%
Turner Medical Sciences Long/Short Fund — Investor Class Shares
2016	$12.47	(8.43)%	$27,151	3.40%		3.78%	(2.63)%	210%
2015	$13.87	12.30%	$90,976	3.15	% (2)	3.64%	(2.75)%	206%
2014	$13.23	18.83%	$5,974	2.18	% (3)	3.77%	(1.69)%	409%
2013	$11.48	12.99%	$3,062	2.23	% (4)	3.24%	(1.51)%	492%
2012	$10.16	(1.74)%	$9,606	2.12	% (5)	2.34%	(1.70)%	900%
Turner Medical Sciences Long/Short Fund — Class C Shares
2016	$11.91	(9.13)%	$3,443	4.15%		4.53%	(3.38)%	210%
2015	$13.36	11.43%	$5,466	3.90	% (2)	4.39%	(3.50)%	206%
2014	$12.87	17.93%	$2,925	2.93	% (3)	4.52%	(2.44)%	409%
2013	$11.26	12.15%	$1,374	2.98	% (4)	3.99%	(2.26)%	492%
2012	$10.04	(2.52)%	$2,889	2.87	% (5)	3.09%	(2.45)%	900%
Turner Titan Long/Short Fund — Institutional Class Shares
2016	$8.69	(1.58)%	$21,204	2.82%		3.35%	(1.66)%	572%
2015	$9.37	2.13%	$34,179	2.56	% (7)	3.37%	(1.83)%	510%
2014	$11.95	4.55%	$120,032	1.93	% (8)	2.82%	(1.18)%	443%
2013	$11.43	4.96%	$481,845	1.93	% (9)	2.75%	(0.64)%	580%
2012	$10.89	(0.77)%	$832,857	1.89	% (10)	2.34%	(1.15)%	996%
Turner Titan Long/Short Fund — Investor Class Shares
2016	$8.47	(1.84)%	$6,511	3.07%		3.60%	(1.91)%	572%
2015	$9.17	1.86%	$25,651	2.81	% (7)	3.62%	(2.08)%	510%
2014	$11.78	4.25%	$15,630	2.18	% (8)	3.07%	(1.42)%	443%
2013	$11.30	4.63%	$44,139	2.18	% (9)	3.00%	(0.89)%	580%
2012	$10.80	(0.95)%	$126,533	2.14	% (10)	2.59%	(1.40)%	996%
Turner Titan Long/Short Fund — Class C Shares
2016	$7.93	(2.55)%	$1,213	3.82%		4.35%	(2.66)%	572%
2015	$8.68	1.17%	$1,554	3.56	% (7)	4.37%	(2.83)%	510%
2014	$11.36	3.46%	$2,916	2.93	% (8)	3.82%	(2.18)%	443%
2013	$10.98	3.88%	$5,572	2.93	% (9)	3.75%	(1.64)%	580%
2012	$10.57	(1.71)%	$10,391	2.89	% (10)	3.34%	(2.15)%	996%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.

**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

†  Does not include acquired fund fees or expenses.

(1)  Based on average shares outstanding.

(2)  Dividend expense totaled 0.44% of average net assets for the year ended September 30, 2015, 0.02% of which was waived. Broker fees and charges on short sales totaled 0.86% of average net assets for the year ended September 30, 2015, 0.28% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.20%, 3.45% and 4.20% for the Institutional, Investor and Class C Shares, respectively.

(3)  Dividend expense totaled 0.16% of average net assets for the year ended September 30, 2014, 0.16% of which was waived. Broker fees and charges on short sales totaled 1.27% of average net assets for the year ended September 30, 2014, 1.27% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.36%, 3.61% and 4.36% for the Institutional, Investor and Class C Shares, respectively.

(4)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.41% of average net assets for the year ended September 30, 2013, 0.41% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.79%, 3.04% and 3.79% for the Institutional, Investor and Class C Shares, respectively.

(5)  Dividend expense totaled 0.04% of average net assets for the year ended September 30, 2012, 0.04% of which was waived. Broker fees and charges on short sales totaled 0.15% of average net assets for the year ended September 30, 2012, 0.15% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.06%, 2.31% and 3.06% for the Institutional, Investor and Class C Shares, respectively.

(6)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of the sales and purchases of fund shares in relation to fluctuating market values during the period.

(7)  Dividend expense totaled 0.46% of average net assets for the year ended September 30, 2015, 0.14% of which was waived. Broker fees and charges on short sales totaled 0.68% of average net assets for the year ended September 30, 2015, 0.35% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 3.05%, 3.30% and 4.05% for the Institutional, Investor and Class C Shares, respectively.

(8)  Dividend expense totaled 0.40% of average net assets for the year ended September 30, 2014, 0.40% of which was waived. Broker fees and charges on short sales totaled 0.44% of average net assets for the year ended September 30, 2014, 0.44% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.77%, 3.01% and 3.77% for the Institutional, Investor and Class C Shares, respectively.

(9)  Dividend expense totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. Broker fees and charges on short sales totaled 0.45% of average net assets for the year ended September 30, 2013, 0.45% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.83%, 3.08% and 3.83% for the Institutional, Investor and Class C Shares, respectively.

(10)  Dividend expense totaled 0.20% of average net assets for the year ended September 30, 2012, 0.20% of which was waived. Broker fees and charges on short sales totaled 0.33% of average net assets for the year ended September 30, 2012, 0.33% of which was waived. If dividend expense and broker fees and charges on short sales had not been contractually waived, the ratios of net expenses to average net assets would have been 2.42%, 2.67% and 3.42% for the Institutional, Investor and Class C Shares, respectively.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 31

FINANCIAL STATEMENTS

Financial highlights

For a share outstanding throughout each period

	Net asset value, beginning of period	Net investment income (loss)(1)	Realized and unrealized gains (losses) on investments	Total from investment operations	Dividends from net investment income	Distributions from capital gains	Total dividends and distributions
Turner SMID Cap Growth Opportunities Fund — Institutional Class Shares
2016	$31.27	(0.07)	(0.77)	(0.84)	—	(13.61)	(13.61)
2015	$54.75	(0.12)	2.75	2.63	—	(26.11)	(26.11)
2014	$65.25	(0.46)	0.32	(0.14)	—	(10.36)	(10.36)
2013	$57.68	(0.12)	16.10	15.98	—	(8.41)	(8.41)
2012	$45.83	(0.34)	12.19	11.85	—	—	—
Turner SMID Cap Growth Opportunities Fund — Investor Class Shares
2016	$30.11	(0.11)	(0.72)	(0.83)	—	(13.61)	(13.61)
2015	$53.75	(0.21)	2.68	2.47	—	(26.11)	(26.11)
2014	$64.38	(0.59)	0.32	(0.27)	—	(10.36)	(10.36)
2013	$57.16	(0.25)	15.88	15.63	—	(8.41)	(8.41)
2012	$45.52	(0.47)	12.11	11.64	—	—	—
Turner Midcap Growth Fund — Institutional Class Shares
2016	$21.49	(0.05)	0.13 (2)	0.08	—	(2.96)	(2.96)
2015	$38.57	(0.10)	(0.82)	(0.92)	—	(16.16)	(16.16)
2014	$43.43	(0.08)	4.58	4.50	—	(9.36)	(9.36)
2013	$35.39	(0.09)	8.68	8.59	—	(0.55)	(0.55)
2012	$30.42	(0.05)	5.02	4.97	—	—	—
Turner Midcap Growth Fund — Investor Class Shares
2016	$20.71	(0.09)	0.12 (2)	0.03	—	(2.96)	(2.96)
2015	$37.79	(0.16)	(0.76)	(0.92)	—	(16.16)	(16.16)
2014	$42.85	(0.17)	4.47	4.30	—	(9.36)	(9.36)
2013	$35.03	(0.18)	8.55	8.37	—	(0.55)	(0.55)
2012	$30.16	(0.13)	5.00	4.87	—	—	—
Turner Midcap Growth Fund — Retirement Class Shares
2016	$18.69	(0.12)	0.10 (2)	(0.02)	—	(2.96)	(2.96)
2015	$35.75	(0.21)	(0.69)	(0.90)	—	(16.16)	(16.16)
2014	$41.07	(0.25)	4.29	4.04	—	(9.36)	(9.36)
2013	$33.65	(0.25)	8.22	7.97	—	(0.55)	(0.55)
2012	$29.05	(0.20)	4.80	4.60	—	—	—
Turner Small Cap Growth Fund — Investor Class Shares
2016	$18.06	(0.05)	0.74	0.69	—	(5.22)	(5.22)
2015	$37.23	(0.17)	1.25	1.08	—	(20.25)	(20.25)
2014	$44.76	(0.33)	0.76	0.43	—	(7.96)	(7.96)
2013	$35.96	(0.16)	11.47	11.31	—	(2.51)	(2.51)
2012	$27.83	(0.23)	8.36	8.13	—	—	—

32 TURNER FUNDS 2016 ANNUAL REPORT

	Net asset value, end of period	Total return	Net assets end of period (000)	Ratio of net expenses to average net assets*	Ratio of total expenses to average net assets	Ratio of net investment income (loss) to average net assets*	Portfolio turnover rate**
Turner SMID Cap Growth Opportunities Fund — Institutional Class Shares
2016	$16.82	(4.63)%	$10,345	1.15%	1.76%	(0.40)%	525%
2015	$31.27	7.28%	$15,808	1.15%	1.58%	(0.33)%	227%
2014	$54.75	(0.76)%	$25,912	1.15%	1.42%	(0.76)%	78%
2013	$65.25	32.98%	$72,442	1.15%	1.31%	(0.21)%	62%
2012	$57.68	25.86%	$69,391	1.15%	1.30%	(0.62)%	75%
Turner SMID Cap Growth Opportunities Fund — Investor Class Shares
2016	$15.67	(4.86)%	$41,008	1.40%	2.01%	(0.65)%	525%
2015	$30.11	7.01%	$71,694	1.40%	1.83%	(0.59)%	227%
2014	$53.75	(1.00)%	$116,860	1.40%	1.67%	(1.01)%	78%
2013	$64.38	32.63%	$180,291	1.40%	1.56%	(0.46)%	62%
2012	$57.16	25.57%	$168,990	1.40%	1.55%	(0.87)%	75%
Turner Midcap Growth Fund — Institutional Class Shares
2016	$18.61	0.22%	$16,205	0.93%	1.50%	(0.26)%	165%
2015	$21.49	(4.63)%	$35,704	0.93%	1.33%	(0.39)%	119	% (3)
2014	$38.57	12.25%	$46,253	0.93%	1.17%	(0.21)%	89	% (4)
2013	$43.43	24.69%	$205,679	0.93%	1.08%	(0.24)%	84%
2012	$35.39	16.34%	$236,147	0.93%	1.04%	(0.14)%	121%
Turner Midcap Growth Fund — Investor Class Shares
2016	$17.78	(0.04)%	$96,130	1.18%	1.75%	(0.51)%	165%
2015	$20.71	(4.81)%	$133,541	1.18%	1.58%	(0.64)%	119	% (3)
2014	$37.79	11.88%	$187,974	1.18%	1.42%	(0.44)%	89	% (4)
2013	$42.85	24.31%	$257,240	1.18%	1.33%	(0.49)%	84%
2012	$35.03	16.15%	$404,427	1.18%	1.29%	(0.39)%	121%
Turner Midcap Growth Fund — Retirement Class Shares
2016	$15.71	(0.35)%	$395	1.43%	2.00%	(0.76)%	165%
2015	$18.69	(5.11)%	$2,742	1.43%	1.83%	(0.89)%	119	% (3)
2014	$35.75	11.74%	$4,674	1.43%	1.67%	(0.68)%	89	% (4)
2013	$41.07	24.11%	$4,235	1.43%	1.58%	(0.74)%	84%
2012	$33.65	15.83%	$4,811	1.43%	1.54%	(0.64)%	121%
Turner Small Cap Growth Fund — Investor Class Shares
2016	$13.53	6.47%	$36,331	1.25%	2.04%	(0.35)%	372%
2015	$18.06	6.55%	$70,842	1.25%	1.83%	(0.77)%	280%
2014	$37.23	0.99%	$130,085	1.25%	1.66%	(0.83)%	127%
2013	$44.76	33.79%	$233,039	1.25%	1.56%	(0.43)%	82%
2012	$35.96	29.21%	$250,099	1.25%	1.53%	(0.68)%	100%

*  Inclusive of fees paid indirectly, waivers and/or reimbursements.

**  Excludes effect of in-kind transfers and mergers, as applicable. Not annualized for periods less than one year.

(1)  Based on average shares outstanding.

(2)  The amount shown for a share outstanding throughout the period does not accord with the change in aggregate gains and losses in the portfolio of securities during the period because of the timing of the sales and purchases of fund shares in relation to fluctuating market values during the period.

(3)  If purchases of portfolio securities in connection with the reorganization of the Turner Large Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 133%.

(4)  If purchases of portfolio securities in connection with the reorganization of the Turner All Cap Growth Fund into the Turner Midcap Growth Fund had been included, the portfolio turnover rate would have been 93%.

Amounts designated as "—" are either not applicable, $0 or have been rounded to $0.

The accompanying notes are an integral part of the financial statements.

TURNER FUNDS 2016 ANNUAL REPORT 33

NOTES TO FINANCIAL STATEMENTS

Notes to financial statements

September 30, 2016

1. Organization:

Turner Funds (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as an open-end management investment company. The Trust meets the definition as an investment company and follows the accounting and reporting guidance under Financial Accounting Standards Board ("FASB") Accounting Standards Codification ("ASC") Topic 946, "Financial Services — Investment Companies." The funds included herein are Turner Medical Sciences Long/Short Fund ("Medical Sciences Long/Short Fund"), Turner Titan Long/Short Fund ("Titan Long/Short Fund," formerly Turner Spectrum Fund and subsequently Turner Titan II Fund), Turner SMID Cap Growth Opportunities Fund ("SMID Cap Growth Opportunities Fund," formerly Turner Emerging Growth Fund), Turner Midcap Growth Fund ("Midcap Growth Fund"), and Turner Small Cap Growth Fund ("Small Cap Growth Fund"), each a "Fund" and collectively the "Funds."

Each Fund is registered as a diversified portfolio of the Trust.

The Funds are registered to offer different classes of shares: Institutional Class Shares, Investor Class Shares, Retirement Class Shares, Class C Shares, or a combination of the four. The assets of each Fund are segregated, and a shareholder's interest is limited to the Fund in which shares are held. The Funds' prospectuses provide a description of each Fund's investment objectives, policies and strategies along with information on the classes of shares currently being offered.

2. Significant accounting policies:

The following is a summary of the significant accounting policies followed by the Funds.

Use of estimates—The preparation of financial statements in conformity with U.S. generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Securities valuation—In accordance with the authoritative guidance on fair value measurements and disclosures under GAAP, fair value is defined as the price that a Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market.

The Trust has a three-tier fair value hierarchy that is dependent upon the various "inputs" used to determine the value of the Funds' investments. These inputs are summarized in the three broad levels listed below:

Level 1 – quoted prices in active markets for identical investments

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risks, etc.)

Level 3 – significant unobservable inputs (including a Fund's own assumptions in determining the fair value of investments)

Securities listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on NASDAQ), including American Depositary Receipts ("ADRs"), are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded, or, if there is no such reported sale, at the most recent quoted bid price for long positions and the most recent quoted ask price for short positions. For securities traded on NASDAQ, the NASDAQ Official Closing Price is used. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Prices for most securities held in the Funds are provided daily by recognized independent pricing agents. To the extent these securities are valued at the last sales price or NASDAQ Official Closing Price, they are categorized as Level 1 in the fair value hierarchy.

Investments in other open-end investment companies are valued at net asset value. These valuations are typically categorized as Level 1 in the fair value hierarchy.

If a security price cannot be obtained from an independent, third-party pricing agent, the Funds seek to obtain bid and ask prices from two broker-dealers who make a market in the security and determine the average of the two. In this situation, valuations are typically categorized as Level 2 in the fair value hierarchy.

Securities for which market prices are not "readily available" are valued in accordance with Fair Value Procedures established by the Board of Trustees of the Trust (the "Board"). The Funds' Fair Value Procedures are implemented through a Fair Value Committee (the "Committee") designated by the Board. Some of the more common reasons that may necessitate that a security be valued using Fair Value Procedures include: the security's trading has been halted or suspended; the security has been delisted from a national exchange; the security's primary trading market is temporarily closed at a time when under normal conditions it would be open; the security has not been

34 TURNER FUNDS 2016 ANNUAL REPORT

traded for an extended period of time; the security's primary pricing source is not able or willing to provide a price; or trading of the security is subject to local government-imposed restrictions. When a security is valued in accordance with the Fair Value Procedures, the Committee will determine the value after taking into consideration relevant information reasonably available to the Committee. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For securities that principally trade on a foreign market or exchange, a significant gap in time can exist between the time of a particular security's last trade and the time at which a Fund calculates its net asset value. The closing prices of such securities may no longer reflect their market value at the time a Fund calculates net asset value if an event that could materially affect the value of those securities (a "Significant Event") has occurred between the time of the security's last close and the time that a Fund calculates net asset value. A Significant Event may relate to a single issuer or to an entire market sector.

In the event that Turner Investments LLC ("Turner," the "Adviser," or the "Administrator") (or its successors — see Note 4 for additional information about Turner) believes that the fair values provided by a third party fair valuation vendor are not reliable, or believes that a foreign security held by a Fund should be fair valued for any other reason, the Adviser shall contact the sub-administrator, Citi Fund Services, Ohio, Inc. ("Citi" or the "Sub-administrator"), and request that a meeting of the Committee be held. Depending on the source or relative significance of the valuation inputs, these securities may be categorized as Level 2 or Level 3 in the fair value hierarchy.

For the year ended September 30, 2016, there were no Level 3 investments for which significant unobservable inputs were used to determine fair value.

The following table is a summary of inputs used to value the Funds' investments as of September 30, 2016. The breakdown, by sub-category, of the "common stock" category is disclosed in the Schedule of investments and Schedule of securities sold short for each Fund, as applicable.

	Level 1 (000)	Level 2 (000)		Total (000)
Medical Sciences Long/Short Fund
Investments in Securities
Common stock	$45,240	$—		$45,240
Cash equivalent	625	—		625
Warrant	—	—	*	—	*
Total Investments in securities	$45,865	$—		$45,865
Securities Sold Short
Common stock	$14,964	$—		$14,964
Exchange traded funds	20,596	—		20,596
Total Securities sold short	$35,560	$—		$35,560
Titan Long/Short Fund
Investments in Securities
Common stock	$25,984	$—		$25,984
Cash equivalent	558	—		558
Exchange traded funds	1,684	—		1,684
Warrant	7	—		7
Total Investments in securities	$28,233	$—		$28,233
Securities Sold Short
Common stock	$14,419	$—		$14,419
Exchange traded funds	2,697	—		2,697
Total Securities sold short	$17,116	$—		$17,116
SMID Cap Growth Opportunities Fund
Investments in Securities
Common stock	$49,692	$—		$49,692
Cash equivalent	4,623	—		4,623
Total Investments in securities	$54,315	$—		$54,315
Midcap Growth Fund
Investments in Securities
Common stock	$109,823	$—		$109,823
Cash equivalent	18,174	—		18,174
Total Investments in securities	$127,997	$—		$127,997
Small Cap Growth Fund
Investments in Securities
Common stock	$35,630	$—		$35,630
Cash equivalent	8,820	—		8,820
Total Investments in securities	$44,450	$—		$44,450

  * Represents interest in securities that were determined to have a value of zero at September 30, 2016.

For each Fund, there were no transfers between the levels as of September 30, 2016 based on the input levels assigned at September 30, 2015.

Security transactions and related income—Security transactions are accounted for on the date the security is purchased or sold (trade date). Dividend income is recognized on the ex-dividend date. Costs used in determining realized gains and losses on the sales of investment securities are those of the specific securities lots sold.

TURNER FUNDS 2016 ANNUAL REPORT 35

NOTES TO FINANCIAL STATEMENTS

Securities sold short—Consistent with each Fund's investment objectives, the Funds may engage in short sales. Short sales are transactions under which a Fund sells a security it does not own. To complete such a transaction, the Fund must borrow the security to make delivery to the buyer. The Fund is then obligated to replace the security borrowed by purchasing the security at the market price at the time of the replacement. The price at such time may be more or less than the price at which the security was sold by the Fund. Until the security is replaced, the Fund is required to pay the lender amounts equal to any dividends that accrue during the period of the loan. Dividends declared on open short positions are recorded on ex-date and shown as an expense for financial reporting purposes. To borrow the security, the Fund also may be required to pay a fee, which is shown as an expense for financial reporting purposes. The proceeds of the short sale are retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the close of a short sale.

Until a Fund closes its short position or replaces the borrowed security, the Fund will: (a) maintain a segregated account containing cash or liquid securities at such a level that (i) the amount deposited in the account plus the amount deposited with the brokers as collateral will equal the current value of the security sold short; and (ii) the amount deposited in the segregated account plus the amount deposited with the broker as collateral will not be less than the market value of the security at the time the security was sold short, or (b) otherwise cover the short positions. The Medical Sciences Long/Short Fund and Titan Long/Short Fund engaged in short sales during the year ended September 30, 2016.

Option transactions—Consistent with each Fund's investment objectives, the Funds may write covered call options and sell put options as a means of increasing the yield on their portfolios and as a means of providing limited protection against decreases in their market value. The Funds may purchase put and call options to protect against a decline in the market value of the securities in their portfolios or to anticipate an increase in the market value of securities that the Funds may seek to purchase in the future. A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obliga-

tions under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close an option position, the Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If the Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise. When the Fund writes (sells) an option, an amount equal to the premium received by the Fund is included in the Statement of assets and liabilities as an asset and an equivalent liability. The amount of the liability is subsequently marked-to-market to reflect the current value of the option written.

Option contracts are valued at the last quoted sales price. If there is no such reported sale on the valuation date, long positions are valued at the most recent bid price, and short positions are valued at the most recent ask price. When an option expires on its stipulated expiration date or the Fund enters into a closing purchase transaction, the Fund realizes a gain or loss if the cost of the closing purchase transaction differs from the premium received when the option was sold without regard to any unrealized gain or loss on the underlying security, and the liability related to such option is eliminated. When an option is exercised, the premium originally received decreases the cost basis of the security (or increases the proceeds on a sale of the security). The primary risk exposure from written and purchased options contracts is equity exposure.

During the year ended September 30, 2016, the Funds held no written or purchased options.

Foreign currency translation—The books and records of the Funds are maintained in U.S. dollars. Investment securities and other assets and liabilities denominated in a foreign currency are translated into U.S. dollars on the date of valuation. The Funds do not isolate that portion of realized or unrealized gains and losses resulting from changes in the foreign exchange rate from fluctuations arising from changes in the market prices of the securities. These gains and losses are included in net realized and unrealized gains and losses on investments in the Statements of operations. Net realized and unrealized gains and losses on foreign currency transactions represent net foreign exchange gains or losses from foreign currency exchange contracts, disposition of foreign currencies, currency gains or losses realized between trade and settlement dates on securities transactions and the difference between the amount of the investment income and foreign withholding taxes recorded on the Funds'

36 TURNER FUNDS 2016 ANNUAL REPORT

books and the U.S. dollar equivalent amounts actually received or paid.

Expenses—Expenses that are specifically attributed to one of the Funds are charged to that Fund. Certain other expenses of the Funds are prorated among the Funds on the basis of relative daily net assets.

Classes—Class specific expenses are borne by that class. Income, non-class specific expenses, and realized and unrealized gains and losses are allocated to the respective classes on the basis of relative daily net assets.

Dividends and distributions—The Funds declare and distribute net investment income, if any, annually, as a dividend to shareholders. Any net realized capital gains on sales of securities for all Funds are distributed to shareholders at least annually.

3. Administration, shareholder servicing, distribution and transfer agent agreements:

Turner provides administrative services to the Funds under an Administration Agreement with the Trust. For its services, Turner receives an annual fee of 0.15% of the aggregate average daily net assets of the Trust up to $2 billion and 0.12% of the aggregate average daily net assets of the Trust over $2 billion. As of August 19, 2016, the services provided by Turner under the Administration Agreement were assigned to Turner Investments LLC ("New Turner"). See Note 4 below for additional information. Under a separate Sub-administration Agreement between Turner and Citi, Citi provides sub-administrative services, including certain fund accounting services, to the Trust. For the year ended September 30, 2016, Citi was paid $415 (000) by Turner.

Foreside Fund Services, LLC (the "Distributor") provides distribution services to the Funds under a Distribution Services Agreement.

The Funds have adopted a Distribution Plan for Retirement Class Shares and Class C Shares (the "Distribution Plan") under which firms, including the Distributor, that provide distribution services may receive compensation. Under the Distribution Plan, which was adopted pursuant to Rule 12b-1 under the 1940 Act, as amended, the Distributor is entitled to receive aggregate fees for distribution services not to exceed 0.75% of each Fund's average daily net assets attributable to Retirement Class or Class C Shares that are subject to the arrangement in return for providing a broad range of distribution services. Currently, the Retirement Class Shares of the Midcap Growth Fund pay the Distributor 0.25% and the Class C Shares of the Medical Sciences Long/Short Fund and Titan Long/Short Fund pay the Distributor 0.75% in distribution fees.

The Funds have also adopted Shareholder Services Plans (the "Service Plans"). Under the Service Plans, service providers are entitled to receive aggregate fees for share-

holder services not to exceed 0.25% of each Fund's average daily net assets attributable to Investor Class Shares, Retirement Class Shares and Class C Shares that are subject to the arrangement in return for providing shareholder services. Currently, Investor Class Shares of each Fund, Retirement Class Shares of the Midcap Growth Fund and Class C Shares of the Medical Sciences Long/Short Fund and Titan Long/Short Fund pay 0.25% in shareholder servicing fees.

DST Systems, Inc. serves as the transfer agent and dividend disbursing agent for the Funds under a Transfer Agency Agreement with the Trust.

Certain officers and trustees of the Trust are also officers or employees of Turner or Citi. With the exception of the Trust's Chief Compliance Officer, such officers are paid no fees by the Trust for serving as officers and trustees of the Trust.

4. Investment advisory agreement:

On August 19, 2016 (the "Closing Date"), a transaction closed in which Turner merged with Turner Investment Holdings L.P. ("TIH") and TIH agreed to acquire, directly and indirectly, all of the outstanding equity interests of Turner (the "Acquisition"). Following the Acquisition, New Turner succeeded to the investment adviser registration of Turner and succeeded Turner as the investment adviser to the Funds.

The result of the Acquisition was a change of control of Turner and the automatic termination of the previously existing advisory agreement between the Trust, on behalf of each of the Funds, and Turner, effective as of the Closing Date. To avoid disruption of the Funds' investment management program, on June 10, 2016, the Board adopted an interim advisory agreement between the Trust and Turner with respect to each Fund, effective as of the Closing Date. The interim advisory agreement was approved pursuant to Rule 15a-4 under the 1940 Act, which allows an adviser to provide investment management services pursuant to an interim advisory agreement for up to 150 days while a fund seeks shareholder approval of a new investment advisory agreement, subject to certain conditions.

During the term of the interim advisory agreement, the advisory fees earned by New Turner during the interim period will be held in an interest-bearing escrow account. Fees that are paid to the escrow account, including interest earned, will be paid to New Turner if Fund shareholders approve the new advisory agreement with respect to that Fund within 150 days of the Closing. If shareholders of a Fund do not approve the new advisory agreement within 150 days of the Closing, then New Turner will be paid the lesser of: (i) any costs incurred in performing its services under the interim advisory agreement, plus interest earned on the amount while in escrow; or (ii) the total amount in

TURNER FUNDS 2016 ANNUAL REPORT 37

NOTES TO FINANCIAL STATEMENTS

the escrow account related to its interim services, plus interest if earned.

The terms of the new advisory agreement are substantially similar to the terms of the Trust's current advisory agreement on behalf of the Funds with respect to services currently provided by Turner and services to be provided by New Turner. In addition, the advisory fees payable to New Turner by each Fund under the new advisory agreement are identical to the advisory fees payable under the previously existing advisory agreement.

A special meeting of shareholders of the Funds will be held on December 2, 2016, at which shareholders will be asked to consider and approve the new investment advisory agreement. Shareholders of record of each Fund as of the record date established for the special meeting will be entitled to and were mailed a proxy statement providing more information about the new advisory agreement on or about October 7, 2016.

The Trust and Turner were parties to an Investment Advisory Agreement dated April 28, 1996 under which Turner received a fee that was calculated daily and paid monthly, based on the average daily net assets of the Funds.

Turner contractually agreed to waive all or a portion of its fees and to reimburse expenses in order to limit total Fund operating expenses, excluding interest and borrowing cost on short and long sales and short sale dividend expenses, to a specified percentage of the average daily net assets of each Fund on an annualized basis through certain dates disclosed in the following table:

	Advisory fee	Expense cap	Date (through)
Medical Sciences Long/Short Fund
Institutional Class	1.50%	1.90%	January 31, 2017
Investor Class	1.50%	2.15%	January 31, 2017
Class C	1.50%	2.90%	January 31, 2017
Titan Long/Short Fund
Institutional Class	1.50%	1.90%	January 31, 2017
Investor Class	1.50%	2.15%	January 31, 2017
Class C	1.50%	2.90%	January 31, 2017
SMID Cap Growth Opportunities Fund
Institutional Class	1.00%	1.15%	January 31, 2017
Investor Class	1.00%	1.40%	January 31, 2017
Midcap Growth Fund
Institutional Class	0.75%	0.93%	January 31, 2017
Investor Class	0.75%	1.18%	January 31, 2017
Retirement Class	0.75%	1.43%	January 31, 2017
Small Cap Growth Fund
Investor Class	1.00%	1.25%	January 31, 2017

5. Contingent deferred sales charges (Class C Shares):

A 1.00% contingent deferred sales charge ("CDSC") will be deducted with respect to Class C Shares of the Medical Sciences Long/Short Fund and Titan Long/Short Fund redeemed within 12 months of purchase. The CDSC will be based on the lower of the original purchase price or the value of the Class C Shares redeemed. The CDSC may be waived for certain investors, as described in the Class C Shares statutory prospectus for the Medical Sciences Long/Short Fund and Titan Long/Short Fund.

6. Investment transactions:

The cost of security purchases and the proceeds from security sales, other than short-term investments, for the year ended September 30, 2016 were as follows:

	Purchases	Sales
Medical Sciences Long/Short Fund	$172,853	$226,030
Titan Long/Short Fund	230,590	257,325
SMID Cap Growth Opportunities Fund	297,563	303,038
Midcap Growth Fund	216,435	274,346
Small Cap Growth Fund	166,224	202,429

7. Federal tax policies and information:

Each of the Funds are classified as a separate taxable entity for Federal income tax purposes. Each Fund intends to continue to qualify as a separate "regulated investment company" under the Internal Revenue Code and make the requisite distributions to shareholders that will be sufficient to relieve it from Federal income tax and Federal excise tax. Therefore, no Federal tax provision is required.

The amounts of dividends from net investment income and distributions from net realized capital gains, if any, are determined in accordance with Federal income tax regulations, which may differ from those amounts determined under GAAP. These book/tax differences are either temporary or permanent in nature. These differences are primarily due to wash sales, REIT adjustments, foreign currency transactions, net operating losses, return of capital distributions, equalization and investments in partnerships and passive foreign investment companies. The character and timing of dividends from net investment income and distributions from net realized gains distributed during the fiscal year may differ from the year that the income or realized gains (losses) were recorded by the Funds. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the differences arise. The Funds may utilize equalization accounting for tax purposes and designate earnings and profits, including net realized gains distributed to shareholders on redemption of shares, as part of the dividends paid deduction for income tax purposes. Any available tax equalization will be pro-rata to short-term capital gains and to long-term

38 TURNER FUNDS 2016 ANNUAL REPORT

capital gains, and then to net investment income, as applicable.

Withholding taxes on dividends and net realized capital gains as a result of certain investments in ADRs by the Funds have been provided for in accordance with each investment's applicable country's tax rules and rates.

Accordingly, the following permanent differences have been reclassified to/from the following accounts during the fiscal year ended September 30, 2016:

	Undistributed net investment income (loss) (000)	Accumulated net realized gain (loss) (000)	Portfolio capital (000)
Medical Sciences Long/Short Fund	$2,493	$(59)	$(2,434)
Titan Long/Short Fund	972	(70)	(902)
SMID Cap Growth Opportunities Fund	557	(10)	(547)
Midcap Growth Fund	1,269	—	(1,269)
Small Cap Growth Fund	405	—	(405)

The tax character of dividends and distributions declared during the years ended September 30, 2016 and September 30, 2015 were as follows (000):

	Ordinary income (000)	Long-term capital gain (000)	Return of capital (000)	Total (000)
Medical Sciences Long/Short Fund
2016	$—	$2,467	$—	$2,467
2015	1,500	749	—	2,249
Titan Long/Short Fund
2016	$—	$3,642	$—	$3,642
2015	—	23,605	—	23,605
SMID Cap Growth Opportunities Fund
2016	$—	$36,369	$—	$36,369
2015	396	58,298	—	58,694
Midcap Growth Fund
2016	$—	$23,165	$—	$23,165
2015	707	93,583	—	94,290
Small Cap Growth Fund
2016	$—	$14,893	$—	$14,893
2015	—	46,207	—	46,207

As of September 30, 2016, the components of distributable earnings (accumulated losses) on a tax basis were as follows (000):

	Undistributed ordinary income (000)	Undistributed long-term capital gains (000)	Capital loss carryforward (000)	Post- October losses (000)	Late-year ordinary losses (000)	Unrealized appreciation (depreciation) (000)	Total distributable earnings (000)
Medical Sciences Long/Short Fund	$—	$—	$(3,174)	$(14,717)	$(1,333)	$5,427	$(13,797)
Titan Long/Short Fund	—	—	—	(595)	(506)	267	(834)
SMID Cap Growth Opportunities Fund	—	—	(4,592)	(5,612)	(432)	3,825	(6,811)
Midcap Growth Fund	—	—	(1,345)	(8,764)	(384)	18,849	8,356
Small Cap Growth Fund	—	413	—	—	(76)	4,199	4,536

Under current tax law, capital losses and specified ordinary losses realized after October 31 and non-specified ordinary losses incurred after December 31 (ordinary losses collectively known as "late year ordinary loss") may be deferred and treated as having arisen in the following fiscal year.

As of the end of their latest tax year end of September 30, 2016, the Fund in the following table had capital loss carryforwards ("CLCFs"). CLCFs not subject to expiration must be used prior to using any CLCFs that are subject to expiration. A summary of these CLCFs is detailed in the table below.

CLCFs not subject to expiration:

	Short Term (000)	Long Term (000)
Medical Sciences Long/Short Fund	$3,174	$—
SMID Cap Growth Opportunities Fund	4,592	—

CLCFs subject to expiration:

Expiring September 30, 2017 (000)
Midcap Growth Fund*	$1,345

*  CLCFs were acquired as part of the Fund merger described in Note 10. As such, the CLCF is subject to annual limitations.

TURNER FUNDS 2016 ANNUAL REPORT 39

NOTES TO FINANCIAL STATEMENTS

At September 30, 2016, the total cost of securities for Federal income tax purposes and the aggregate gross unrealized appreciation and depreciation for the investments held by each Fund, excluding securities sold short and written options, were as follows (000):

	Federal tax cost (000)	Unrealized appreciation (000)	Unrealized depreciation (000)	Net unrealized appreciation (depreciation) (000)
Medical Sciences Long/Short Fund	$40,863	$8,719	$(3,717)	$5,002
Titan Long/Short Fund	27,209	2,167	(1,143)	1,024
SMID Cap Growth Opportunities Fund	50,490	4,425	(600)	3,825
Midcap Growth Fund	109,148	20,552	(1,703)	18,849
Small Cap Growth Fund	40,251	5,511	(1,312)	4,199

For the current open tax year and for all major jurisdictions, management has evaluated the tax positions taken or expected to be taken in the course of preparing their tax returns to determine whether the tax positions will "more-likely-than-not" be sustained by the Funds upon challenge by the applicable tax authority. Tax positions taken in previous tax years remain subject to examination by tax authorities (generally three years for federal income tax purposes). Tax positions not deemed to meet the more-likely-than-not threshold and that would result in a tax benefit or expense to the

Funds would be recorded as a tax benefit or expense in the current period. For the year ended September 30, 2016, the Funds did not recognize any amounts for unrecognized tax benefit/expense. A reconciliation of unrecognized tax benefit/expense is not provided herein, as the beginning and ending amounts of unrecognized tax benefit/expenses are zero, with no interim additions, reductions or settlements.

8. Loans of portfolio securities:

The Funds may lend securities in their portfolios pursuant to a securities lending agreement ("Lending Agreement") with Morgan Stanley. Unless otherwise agreed, security loans made pursuant to the Lending Agreement are required at all times to be secured by collateral equal to at least 100% of the market value of the securities loaned based on the previous day's market value of the securities loaned, marked-to-market daily. Any collateral shortfalls are adjusted the next business day. Cash collateral received is invested in the Dollar Shares of the BlackRock Liquidity Funds TempCash, a money market fund. All such investments are made at the risk of the Funds and, as such, the Funds are liable for investment losses. The Funds receive an annual fee for their participation in the Lending Agreement based on the projected lending activity.

In the event of bankruptcy of the borrower, realization/retention of the collateral may be subject to legal proceedings.

Securities lending transactions are entered into by each Fund under a Master Securities Lending Agreement

("MSLA") which permits the Funds, under certain circumstances including an event of default (such as bankruptcy or insolvency), to offset amounts payable by the Funds to the same counterparty against amounts to be received and create one single net payment due to or from the Funds.

The following Funds had securities on loan and had invested cash collateral, subject to offset under a MSLA, with the following values as of September 30, 2016:

Fund	Value of Securities on Loan (000)	Value of Collateral (000)*	Net Amount (000)
SMID Cap Growth Opportunities Fund	$2,116	$2,116	—
Midcap Growth Fund	14,921	14,921	—
Small Cap Growth Fund	8,044	8,017	(27)

*  The actual value of collateral received may be in excess of the amounts shown in the table. The table only reflects collateral amounts up to the amount of the value of securities on loan as disclosed in the Statements of assets and liabilities.

9. Concentration/risks:

Certain Funds invest a high percentage of their assets in specific market sectors in order to achieve a potentially greater investment return. As a result, these Funds may be more susceptible to positive or negative economic, political, and regulatory developments in a particular market sector of the market and may experience the effect of this increased volatility on the Fund's net asset value and a magnified effect on the Fund's total return.

Governments of some developing countries exercise substantial influence over many aspects of the private sector. In some countries, the government owns or controls many companies, including the largest companies in the country. As such, government actions in the future could have a significant effect on economic conditions in developing countries in these regions, which could affect private sector companies, the Fund and the value of its securities. Furthermore, certain developing countries are among the largest debtors to commercial banks and foreign governments. Trading in

40 TURNER FUNDS 2016 ANNUAL REPORT

debt obligations issued or guaranteed by such governments or their agencies and instrumentalities involves a high degree of risk.

The Funds enter into contracts that contain a variety of indemnifications. The Funds' maximum exposure under these arrangements is unknown. However, the Funds have not had prior claims or losses pursuant to these contracts and expect the risk of loss to be remote.

10. Fund Merger:

On January 23, 2015, the Midcap Growth Fund acquired all of the net assets of the Turner Large Growth Fund ("Large Growth Fund"), an open-end investment company, pursuant to a Plan of Reorganization approved by the Large Growth Fund's shareholders at a meeting held on January 15, 2015. The purpose of the transaction was to combine the two Funds managed by the Adviser with similar objectives and policies. The acquisition was accomplished by a tax-free exchange of 811,506 Investor Class Shares of the Large Growth Fund, valued at $14,264 (000), for 637,903 Investor Class Shares of the Midcap Growth Fund and 843,931 Institutional Class Shares of the Large Growth Fund, valued at $14,971 (000) for 646,409 Institutional Class Shares of the Midcap Growth Fund outstanding on January 23, 2015. The exchange ratios (Midcap Growth Fund shares issued/Large Growth Fund shares outstanding) were 0.79:1 for the Investor Class and 0.77:1 for the Institutional Class.

The investment portfolio of the Large Growth Fund, with a fair value of $29,261 (000) and identified cost of $28,833 (000) at January 23, 2015, was the principal asset acquired by the Midcap Growth Fund. For financial reporting purposes, assets received and shares issued by the Midcap Growth Fund were recorded at fair value; however, the cost basis of the investments received from the Large Growth Fund was carried forward to align ongoing reporting of the Midcap Growth Fund's realized and unrealized gains and losses with amounts distributable to shareholders for tax purposes.

Upon the business combination of the Funds on January 23, 2015, the net assets of the Large Growth Fund, which included portfolio capital of $72,623 (000), accumulated net investment income of $81 (000), accumulated realized losses of $(43,898) (000) and unrealized gains of $428 (000), combined with the Midcap Growth Fund were $225,779 (000). The undistributed net investment income and unrealized gains of the Large Growth Fund may be distributed by the Midcap Growth Fund in future periods. Immediately prior to the merger, the net assets of the Large Growth Fund and the Midcap Growth Fund were $29,234 (000) and $196,545 (000), respectively. All fees and expenses incurred by the Large Growth Fund and the Midcap Growth Fund directly in connection with the Plan of Reorganization were borne by the Advisor.

Assuming the acquisition had been completed on October 1, 2014, the beginning of the annual reporting period of the Midcap Growth Fund, the Fund's pro forma results of operations for the year ended September 30, 2015, are as follows (000):

Net investment income/(loss):	$(1,321)
Net realized/unrealized gains/(losses):	(3,362)
Change in net assets resulting from operations:	$(4,683)

Because the combined investment portfolios have been managed as a single integrated portfolio since the acquisition was completed, it is not practicable to separate the amounts of revenue and earnings of the Large Growth Fund that have been included in the Midcap Growth Fund's Statement of operations since January 23, 2015.

11. Subsequent Events:

The Trust has evaluated the need for disclosures and/or adjustments resulting from subsequent events through the date the financial statements were issued.

Based on this evaluation, no additional disclosures and/or adjustments were required to the financial statements as of September 30, 2016.

TURNER FUNDS 2016 ANNUAL REPORT 41

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders and The Board of Trustees of
Turner Funds

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, of Turner Medical Sciences Long/Short Fund, Turner Titan Long/Short Fund, Turner SMID Cap Growth Fund, Turner Midcap Growth Fund and Turner Small Cap Growth Fund (the "Funds"), each a series of Turner Funds, as of September 30, 2016 and the related statements of operations for the year then ended, and the statements of changes in net assets and the financial highlights for each of the two years in the period then ended. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits. The financial highlights for each of the three years in the period ended September 30, 2014 have been audited by other auditors, and in their opinion dated November 24, 2014, they expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audits to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds' internal control over financial reporting. Accordingly, we express no such opinion. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of September 30, 2016, by correspondence with the custodian and brokers or through other appropriate audit procedures where replies from brokers were unable to be obtained. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Turner Medical Sciences Long/Short Fund, Turner Titan Long/Short Fund, Turner SMID Cap Growth Fund, Turner Midcap Growth Fund and Turner Small Cap Growth Fund, as of September 30, 2016, the results of their operations for the year the ended, and the changes in their net assets and the financial highlights for each of the two years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
November 28, 2016

42 TURNER FUNDS 2016 ANNUAL REPORT

NOTICE TO SHAREHOLDERS (Unaudited)

For shareholders that do not have a September 30, 2016 tax year end, this notice is for informational purposes only. For shareholders with a September 30, 2016 year end, please consult your tax advisor as to the pertinence of this notice. For the fiscal period ended September 30, 2016, each portfolio is designating the following items with regard to distributions paid during the year.

	Dividends qualifying for corporate dividends receivable deduction(1)	Qualifying dividend income(2)	Short-term capital gain(3) (000)	Long-term capital gain(4) (000)
Medical Sciences Long/Short Fund	0.00%	0.00%	$—	$2,467
Titan Long/Short Fund	0.00%	0.00%	—	3,643
SMID Cap Growth Opportunities Fund	0.00%	0.00%	—	36,369
Midcap Growth Fund		0.00%	0.00%	23,165
Small Cap Growth Fund	0.00%	0.00%	—	14,893

(1)  Qualifying dividends represent dividends which qualify for the corporate dividends received deduction and are reflected as a percentage of "Ordinary Income Distributions."

(2)  The percentage in this column represents the amount of "Qualifying Dividend Income" and is reflected as a percentage of "Ordinary Income Distributions" which may be subject to a maximum tax rate of 23.8% for individual taxpayers.

(3)  The amount in this column represents the amount of "Short-Term Capital Gain" as designated in accordance with Sections 871(k)(2) and 881(e) of the Internal Revenue Code. This designation is not applicable to U.S. citizens or U.S. resident shareholders.

(4)  The amount in this column represents the amount of "Long-Term Capital Gain" as designated by each applicable fund.

The information reported herein may differ from the information and distributions taxable to the Shareholders for the calendar year ended December 31, 2016. Complete information will be computed and reported in conjunction with your 2016 Form 1099-DIV.

TURNER FUNDS 2016 ANNUAL REPORT 43

DISCLOSURE OF FUND EXPENSES (Unaudited)

All mutual funds have operating expenses. As a shareholder of a mutual fund, your investment is affected by these on-going costs, which include (among others) costs for portfolio management, distribution (12b-1) and/or shareholder services and other expenses. It is important for you to understand the impact of these costs on your investment returns. Operating expenses such as these are deducted from a mutual fund's gross income and directly reduce its final investment return. These expenses are expressed as a percentage of a mutual fund's average net assets; this percentage is known as a mutual fund's expense ratio.

The following examples use the expense ratio and are intended to help you understand the ongoing costs (in dollars) of investing in your Fund and to compare these costs with those other mutual funds. The examples are based on an investment of $1,000 made at the beginning of the period shown and held for the entire period.

The table below and on the next page illustrates your Fund's costs in two ways:

• Actual Fund Return. This section helps you estimate the actual expenses after fee waivers that your Fund incurred over the period. The "Expenses Paid During Period" column shows the actual dollar expense cost incurred by a $1,000 investment in the Fund, and the "Ending Account Value" number is derived from deducting that expense cost from the Fund's gross investment return.

You can use this information, together with the actual amount you invested in the Fund, to estimate the expenses you paid over that period. Simply divide your actual account value by $1,000 to arrive at a ratio (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply that ratio by the number shown for your Fund under "Expenses Paid During Period."

• Hypothetical 5% Return. This section helps you compare your Fund's cost with those of other mutual funds. It provides information about hypothetical account values and expenses based on the Fund's actual expense ratio (column 3) and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. This section is useful in making comparisons because the Securities and Exchange Commission requires all mutual funds to make this 5% calculation. You can assess your Fund's comparative cost by comparing the hypothetical result for your Fund in the "Expenses Paid During Period" column with those that appear in the same charts in the shareholder reports for other mutual funds.

Note: Because the return is set at 5% for comparison purposes — NOT your Fund's actual return — the hypothetical account values and expenses may not be used to estimate your actual ending account balance or expenses you paid for the period.

	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratios	Expenses Paid During Period*
Medical Sciences Long/Short Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,049.80	3.30%	$16.91
Hypothetical 5% Return	1,000.00	1,008.50	3.30	16.57
Medical Sciences Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,048.80	3.55	18.18
Hypothetical 5% Return	1,000.00	1,007.25	3.55	17.81
Medical Sciences Long/Short Fund — Class C Shares
Actual Fund Return	1,000.00	1,044.70	4.30	22.08
Hypothetical 5% Return	1,000.00	1,003.40	4.30	21.64
Titan Long/Short Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,001.20	3.10	15.51
Hypothetical 5% Return	1,000.00	1,009.50	3.10	15.57
Titan Long/Short Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,000.00	3.35	16.80
Hypothetical 5% Return	1,000.00	1,008.20	3.35	16.87
Titan Long/Short Fund — Class C Shares
Actual Fund Return	1,000.00	996.20	4.10	20.56
Hypothetical 5% Return	1,000.00	1,004.40	4.10	20.65
	Beginning Account Value 4/1/16	Ending Account Value 9/30/16	Annualized Expense Ratios	Expenses Paid During Period*
SMID Cap Growth Opportunities Fund — Institutional Class Shares
Actual Fund Return	$1,000.00	$1,040.80	1.15%	$5.87
Hypothetical 5% Return	1,000.00	1,019.25	1.15	5.81
SMID Cap Growth Opportunities Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,039.10	1.40	7.14
Hypothetical 5% Return	1,000.00	1,018.00	1.40	7.06
Midcap Growth Fund — Institutional Class Shares
Actual Fund Return	1,000.00	1,081.30	0.93	4.84
Hypothetical 5% Return	1,000.00	1,020.35	0.93	4.70
Midcap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,080.20	1.18	6.14
Hypothetical 5% Return	1,000.00	1,019.10	1.18	5.96
Midcap Growth Fund — Retirement Class Shares
Actual Fund Return	1,000.00	1,078.20	1.43	7.43
Hypothetical 5% Return	1,000.00	1,017.85	1.43	7.21
Small Cap Growth Fund — Investor Class Shares
Actual Fund Return	1,000.00	1,176.50	1.25	6.80
Hypothetical 5% Return	1,000.00	1,018.75	1.25	6.31

  *  Unless otherwise indicated, expenses are equal to the Fund's annualized expense ratio multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period from 4/1/16 - 9/30/16).

44 TURNER FUNDS 2016 ANNUAL REPORT

TRUSTEE AND OFFICERS OF THE TRUST

Name, address and age(1)	Position held with Trust and length of service(2)	Principal occupation(s) during past 5 years	Number of portfolios in complex overseen by trustee	Other directorships held
Non-Interested Trustees
Alfred C. Salvato (58)	Chairman of the Board (since 2004); Trustee (since 1996)	Senior Vice President of Finance and Chief Investment Officer (since 2003) and Treasurer (since 1995), Thomas Jefferson University.	5	None
Janet F. Sansone (71)	Trustee (since 1996)	Chief Management Officer, United States Government Printing Office (2008-2010); Self-employed Consultant (since 1999).	5	None
John T. Wholihan (78)	Trustee (since 1996)	Dean Emeritus (since 2007), Professor (since 1984) and Dean (1984-2007), College of Business Administration, Loyola Marymount University.	5	None
Executive Officers
Robert E. Turner (58)	President (since 2015)	Chairman and Chief Investment Officer (since 1990); Chief Executive Officer (since 2015), Turner.	N/A	N/A
Joel B. Engle (50)	Controller and Chief Financial Officer (since 2015)	Senior Vice President of Citi Fund Services Ohio, Inc. (since 2007).	N/A	N/A
Brian F. McNally (58)	Vice-President (since 2002), Secretary and Chief Compliance Officer (since 2004)	General Counsel and Chief Compliance Officer (2004-2016), Deputy General Counsel (2002-2004), Turner.	N/A	N/A
Christopher Holmes (46)	Vice-President and Assistant Secretary (since 2015)

Manager, Fund Administration and Compliance (since 2013), Senior Associate, Fund Administration and Compliance (2012), Associate, Fund Administration and Compliance (2005-2011), Operations Coordinator (2002-2005), Turner.

			N/A	N/A

(1)  Each Trustee and executive officer, unless noted otherwise, may be contacted by writing to such Trustee or Officer c/o Turner Funds, 1000 Chesterbrook Blvd, 1st Floor, Berwyn, PA 19312, Attn: Turner Chief Legal Officer.

(2)  Each Officer serves a one-year term. All Trustees elected to office on or after February 19, 2010, are subject to a 12-year term of office ending on December 31st of the 12 year anniversary of the year in which he or she was first elected to the position of Trustee, subject to a one-time renewal for a second 12-year term by vote of a majority of the Trustees, including a majority of the "non-interested" Trustees. Additionally, each Trustee who had not reached the age of 70 as of December 31, 2009, is subject to a retirement age of 75, so that any Trustee who reaches such age shall resign as of the December 31st immediately following his or her 75th birthday. All other Trustees serve until his or her respective successor has been duly elected and qualified.

Trustee and Officer information is as of September 30, 2016.

The Trust's Statement of Additional Information ("SAI") includes additional information about the Trustees and Officers. The SAI may be obtained without charge by calling 1.800.224.6312.

TURNER FUNDS 2016 ANNUAL REPORT 45

Turner Funds

Turner Funds' trustees

Alfred C. Salvato

Chief Investment Officer & Treasurer

Thomas Jefferson University

Janet F. Sansone

Executive Director

JFS Consulting

Robert E. Turner

Chairman, Chief Investment Officer and
Chief Executive Officer

Turner Investments LLC

Dr. John T. Wholihan

Professor (Retired), Dean Emeritus, College of Business

Loyola Marymount University

Investment adviser

Turner Investments LLC

Berwyn, Pennsylvania

Distributor

Foreside Fund Services, LLC

Portland, Maine

Administrator

Turner Investments LLC

Berwyn, Pennsylvania

Independent Registered Public Accounting Firm

Tait, Weller & Baker LLP

Philadelphia, Pennsylvania

This report was prepared for shareholders of the Turner Funds. It may be distributed to others only if preceded or accompanied by a Turner Funds' Prospectus, which contains detailed information. All Turner Funds are offered by prospectus only.

The Funds file their complete schedules of portfolio holdings with the Securities and Exchange Commission (the "Commission") for the first and third quarters of each fiscal year on Form N-Q within sixty days after the end of the period. The Funds' Forms N-Q are available on the Commission's Web site at http://www.sec.gov, and may be reviewed and copied at the Commission's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

The Board of Trustees of the Turner Funds has delegated responsibility for decisions regarding proxy voting for securities held by each Fund to Turner Investments LLC. Turner Investments LLC will vote such proxies in accordance with its proxy policies and procedures, which are included in Appendix B to the SAI. The Board of Trustees will periodically review each Fund's proxy voting record.

A description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities, as well as information relating to how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, is available (i) via the Funds' Web site, www.turnerinvestments.com; (ii) on the Commission's Web site at http://www.sec.gov; and (iii) without charge by calling 1.800.224.6312.

46 TURNER FUNDS 2016 ANNUAL REPORT

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TURNER FUNDS 2016 ANNUAL REPORT 47

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48 TURNER FUNDS 2016 ANNUAL REPORT

Turner Funds

P.O. Box 219805

Kansas City, Missouri 64121-9805

Telephone: 1.800.224.6312

Email: mutualfunds@turnerinvestments.com

Web Site: www.turnerinvestments.com

TUR-AR-002-0312

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s Principal Executive Officer, Principal Financial Officer, and Principal Accounting Officer.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Turner Funds has determined that the Board’s Audit Committee does not have an “audit committee financial expert,” as the Securities and Exchange Commission has defined that term.  After carefully considering all of the factors involved in the definition of “audit committee financial expert,” the Board determined that none of the members of the Audit Committee possessed all five attributes in the definition, although some members of the Audit Committee possessed some of the attributes.  The Board also determined that the Audit Committee members have general financial expertise, and given the size and types of the Turner Funds and in light of the nature of the accounting and valuation issues presented over the past several years, it did not appear that the Audit Committee members lacked any necessary skill to serve on the Audit Committee.

Item 4. Principal Accountant Fees and Services.

Fees billed by Tait, Weller & Baker, LLP (“Tait Weller”) related to the Trust

Tait Weller LLP billed aggregate fees for services rendered to the Fund for the last two fiscal years as follows:

	2015			2016
	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval	All fees and services to the Trust that were pre-approved	All fees and services to service affiliates that were pre- approved	All other fees and services to service affiliates that did not require pre-approval
(a) Audit Fees (1)	$85,000	N/A	N/A	$85,000	N/A	N/A
(b) Audit-Related Fees	N/A	N/A	N/A	N/A	N/A	N/A
(c) Tax Fees (3)	15,000	N/A	N/A	15,000	N/A	N/A
(d) All Other Fees	N/A	N/A	N/A	N/A	N/A	N/A

Notes:

(1)         Audit Fees include fees related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings.

(2)         Tax Fees consist of tax compliance services for the Trust.  These services primarily included preparation of federal and state income tax returns and federal excise tax returns, as well as review of annual excise distribution requirements.

(e)(1) The Audit Committee has delegated pre-approval of non-audit services to the Chairman of the Audit Committee, subject to ratification by the Audit Committee.

(e)(2)  Percentage of fees billed applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	2015	2016
Audit-Related Fees	0.00%	0.00%
Tax Fees	0.00%	0.00%
All Other Fees	0.00%	0.00%

(f)  Not applicable.

(g)  The aggregate non-audit fees and services billed by Tait Weller for the last two fiscal years were $15,000 and $15,000 for 2016 and 2015, respectively, as described above.

(h)  The registrant’s Audit Committee has considered whether the provision of non-audit services that were rendered to the registrant’s Investment Adviser and any entity controlling, controlled by, or under common control with the Investment Adviser that provides on-going services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5.         Audit Committee of Listed Registrants.

Not applicable to open-end management investment companies.

Item 6.         Schedule of Investments.

Schedule of Investments is included as part of report to shareholders filed under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end management investment companies.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end management investment companies.

Item 10. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees since the registrant’s last proxy solicitation.

Item 11. Controls and Procedures.

(a) The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 as amended (the “Act”)) were effective as of a date within 90 days of the filing date of this report, based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rule 13a-15(b) or 15d-15(b) under the Securities and Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) of the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Code of Ethics is attached hereto

(a)(2) A separate certification for the Principal Executive Officer and the Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

(b) Officer certifications as required by Rule 30a-2(b) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(b)), also accompany this filing as an Exhibit.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant	Turner Funds

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)
Date	December 5, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ Robert E. Turner
Robert E. Turner, President (Principal Executive Officer)
Date	December 5, 2016

By (Signature and Title)	/s/ Joel B. Engle
Joel B. Engle, Controller and Chief Financial Officer (Principal Financial Officer)
Date	December 5, 2016